                            [LOGO OF NATIONWIDE/(R)/]

                                 NATIONWIDE/(R)/
                                    VARIABLE
                                     ACCOUNT

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-717-12/04

                           NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    American Century Growth Fund - Investor Class (ACGroI)
         445,073 shares (cost $11,716,464)....................................................  $   8,772,389
    American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         77,822 shares (cost $2,197,323)......................................................      2,385,232
    American Century Income & Growth Fund - Investor Class (ACIncGroI)
         245,262 shares (cost $7,208,171).....................................................      7,522,179
    American Century International Growth Fund - Advisor Class (ACIntlGrA)
         36,112 shares (cost $288,654)........................................................        326,813
    American Century International Growth Fund - Investor Class (ACIntlGrI)
         204,901 shares (cost $1,475,857).....................................................      1,856,404
    American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         323,895 shares (cost $3,123,731).....................................................      3,080,244
    American Century Ultra/(R)/ Fund - Investor Class (ACUltraI)
         616,187 shares (cost $21,382,838)....................................................     18,177,515
    American Century VP - International Fund - Class IV (ACVPInt4)
         85,519 shares (cost $578,124)........................................................        628,566
    Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI)
         96,678 shares (cost $996,627)........................................................        995,783
    Credit Suisse Mid Cap Growth Fund - Common Shares (CSMidCpGr)
         127,292 shares (cost $4,290,350).....................................................      3,961,320
    Delaware Delchester Fund - Institutional Class (DeDelFund)
         178,623 shares (cost $569,189........................................................        603,745
    Dreyfus A Bonds Plus, Inc. (DryABonds)
         233,146 shares (cost $3,210,775).....................................................      3,231,399
    Dreyfus Appreciation Fund, Inc. (DryApp)
         135,663 shares (cost $4,823,908).....................................................      5,248,809
    Dreyfus Emerging Leaders Fund (DryELead)
         2,057 shares (cost $74,531)..........................................................         90,963
    Dreyfus Premier Balanced Opportunity Fund - Class Z (DryBalOpp)
         111,306 shares (cost $2,167,373).....................................................      2,173,797
    Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         137,300 shares (cost $1,251,233).....................................................      1,153,324
    Dreyfus S&P 500 Index Fund (Dry500Ix)
         545,542 shares (cost $19,731,185)....................................................     19,241,266
    Evergreen Equity Income Fund - Class I (EvInc)
         46,672 shares (cost $985,905)........................................................      1,094,934
    Federated Equity Income Fund - Class F Shares (FedEqInc)
         5,749 shares (cost $85,640)..........................................................        101,750
    Federated High Yield Trust (FedHiYld)
         375,607 shares (cost $2,315,976).....................................................      2,340,034
    Federated Intermediate Corporate Bond Fund - Institutional Service Class (FedIntCorpBd)
         84,914 shares (cost $865,019)........................................................        866,970
    Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         263,815 shares (cost $2,336,232).....................................................      2,429,732
    Fidelity/(R)/ Advisor Balanced Fund - Class A (FidABalA)
         48,532 shares (cost $738,124)........................................................        788,162
    Fidelity/(R)/ Advisor Balanced Fund - Class T (FidABalT)
         78,216 shares (cost $1,219,212)......................................................      1,277,269
    Fidelity/(R)/ Advisor Equity Growth Fund - Class A (FidAEGroA)
         28,133 shares (cost $1,201,246)......................................................      1,280,900

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ Advisor Equity Income Fund - Class A (FidAEqIncA)
         143,319 shares (cost $3,416,424).....................................................  $   4,012,930
    Fidelity/(R)/ Advisor Equity Income Fund - Class T (FidAEqIncT)
         148,562 shares (cost $3,641,884).....................................................      4,208,750
    Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         18,998 shares (cost $536,491)........................................................        571,826
    Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         143,917 shares (cost $4,912,141).....................................................      4,395,213
    Fidelity/(R)/ Advisor High Income Advantage Fund - Class T (FidAHiIncT)
         322,442 shares (cost $3,085,984).....................................................      3,230,872
    Fidelity/(R)/ Advisor Overseas Fund - Class A (FidAOvA)
         15,730 shares (cost $254,946)........................................................        274,810
    Fidelity/(R)/ Asset Manager/(TM)/ (FidAsMgr)
         241,070 shares (cost $3,822,452).....................................................      3,907,737
    Fidelity/(R)/ Capital & Income Fund (FidCapInc)
         63,519 shares (cost $543,025)........................................................        538,008
    Fidelity/(R)/ Equity-Income Fund (FidEqInc)
         206,166 shares (cost $9,941,628).....................................................     10,881,432
    Fidelity/(R)/ Magellan/(R)/ Fund (FidMgln)
         196,274 shares (cost $23,997,550)....................................................     20,371,234
    Fidelity/(R)/ Puritan/(R)/ Fund (FidPurtn)
         569,101 shares (cost $10,431,545)....................................................     10,784,472
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
         2,949 shares (cost $17,582)..........................................................         20,640
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         29,674 shares (cost $465,349)........................................................        513,357
    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         315,581 shares (cost $6,174,172).....................................................      7,239,420
    Franklin Small Mid Cap Growth Fund I - Class A (FranSmMdCap)
         90,583 shares (cost $2,768,798)......................................................      3,094,312
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         166,178 shares (cost $2,143,546).....................................................      2,384,657
    Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         38,197 shares (cost $1,767,605)......................................................      2,225,352
    Gartmore Bond Fund - Class D (GartBond)
         233,131 shares (cost $2,231,630).....................................................      2,270,691
    Gartmore Bond Index Fund - Class A (GartBdIx)
         23,003 shares (cost $255,650)........................................................        254,409
    Gartmore Government Bond Fund - Class D (GartGvtBd)
         586,754 shares (cost $6,263,997).....................................................      6,055,299
    Gartmore Growth Fund - Class A (GartGrowA)
         81,906 shares (cost $507,716)........................................................        540,578
    Gartmore Growth Fund - Class D (GartGrow)
         197,215 shares (cost $1,183,595).....................................................      1,321,339
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         7,786 shares (cost $85,039)..........................................................         89,689
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         30 shares (cost $308)................................................................            313
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         45,620 shares (cost $486,477)........................................................        513,676
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         46,677 shares (cost $519,163)........................................................        537,715
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         1,015 shares (cost $10,960)..........................................................         11,076
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         14,592 shares (cost $131,355)........................................................        145,627
    Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         79,927 shares (cost $626,340)........................................................        745,722

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore ID Conservative Fund - Service Class (GartIDCon)
         135,164 shares (cost $1,355,028).....................................................  $   1,381,373
    Gartmore ID Moderate Fund - Service Class (GartIDMod)
         426,832 shares (cost $3,960,521).....................................................      4,281,128
    Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         162,879 shares (cost $1,483,586).....................................................      1,578,293
    Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         120,427 shares (cost $1,157,302).....................................................      1,227,146
    Gartmore International Index Fund - Class A (GartIntlndx)
         5,192 shares (cost $38,521)..........................................................         43,246
    Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         117,625 shares (cost $1,311,380).....................................................      1,500,892
    Gartmore Mid Cap Market Index Fund - Class A (GartMdCpMkt)
         55,696 shares (cost $644,402)........................................................        775,289
    Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         9,631,137 shares (cost $9,631,137)...................................................      9,631,137
    Gartmore Money Market Fund - Service Class (GartMyMktS)
         2,706,479 shares (cost $2,706,479)...................................................      2,706,479
    Gartmore Nationwide Fund - Class D (GartNWFund)
         291,645 shares (cost $6,173,635).....................................................      5,908,719
    Gartmore S&P 500 Index Fund - Service Class (GartSP500Indx)
         351,237 shares (cost $3,140,780).....................................................      3,652,861
    Gartmore Small Cap Fund - Class A (GartSmCap)
         244,742 shares (cost $3,690,304).....................................................      3,913,421
    Gartmore Small Cap Index Fund - Class A (GartSmCapIx)
         67,713 shares (cost $741,616)........................................................        811,880
    Gartmore Value Opportunities Fund - Class A (GartValOpp)
         43,212 shares (cost $655,987)........................................................        632,623
    INVESCO Dynamics Fund - Investor Class (InvDynam)
         373,924 shares (cost $5,580,957).....................................................      6,169,738
    INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         41,814 shares (cost $475,625)........................................................        525,598
    INVESCO Total Return Fund - Investor Class (InvTotRet)
         13,835 shares (cost $322,841)........................................................        338,952
    Janus Adviser Balanced Fund (JanBal)
         52,008 shares (cost $1,175,839)......................................................      1,309,034
    Janus Adviser International Fund (JanIntl)
         1,742 shares (cost $47,872)..........................................................         50,358
    Janus Adviser Worldwide Fund (JanWorld)
         30,357 shares (cost $751,033)........................................................        836,027
    Janus Fund (JanFund)
         388,523 shares (cost $13,100,722)....................................................      9,546,021
    Janus Twenty Fund (Jan20Fd)
         555,233 shares (cost $35,208,994)....................................................     24,874,426
    Janus Worldwide Fund (JanWrldwde)
         187,602 shares (cost $11,476,726)....................................................      7,768,582
    Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         177,973 shares (cost $3,169,097).....................................................      3,342,337
    MFS/(R)/ Strategic Income Fund - Class A (MFSStratIncA)
         128,007 shares (cost $845,331).......................................................        890,926
    Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         196,158 shares (cost $3,020,485).....................................................      3,248,372
    Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         218,041 shares (cost $4,731,184).....................................................      5,470,654
    Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         342,506 shares (cost $12,631,684)....................................................     14,614,712
    Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         30,848 shares (cost $333,495)........................................................        402,564

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         18,569 shares (cost $307,023)........................................................  $     358,758
    Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares (NBETSocRes)
         5,847 shares (cost $83,378)..........................................................         88,578
    Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares (NBLtdMat)
         138,015 shares (cost $1,324,067).....................................................      1,287,678
    Oppenheimer Capital Appreciation Fund A (OppCapApA)
         61,463 shares (cost $2,263,585)......................................................      2,533,520
    Oppenheimer Champion Income Fund A (OppChpInc)
         15,575 shares (cost $144,676)........................................................        151,392
    Oppenheimer Global Fund A (OppGlob)
         264,708 shares (cost $12,766,441)....................................................     16,086,328
    Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         117,401 shares (cost $2,985,016).....................................................      3,445,728
    Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         87,359 shares (cost $364,515)........................................................        378,266
    Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         75,397 shares (cost $1,074,442)......................................................      1,128,689
    PIMCO Total Return Fund - Class A (PimTotRet)
         360,762 shares (cost $3,886,387).....................................................      3,849,332
    Putnam International Equity Fund - Class A (PIntEq)
         162 shares (cost $3,466).............................................................          3,836
    Putnam Voyager Fund - Class A (PVoyager)
         6,412 shares (cost $98,803)..........................................................        106,510
    Strong Advisor Common Stock Fund - Class Z (StComStk)
         193,963 shares (cost $3,708,556).....................................................      4,393,259
    Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         23,156 shares (cost $264,770)........................................................        320,250
    Strong Growth and Income Fund (StrGrInc)
         12,048 shares (cost $212,693)........................................................        256,985
    Strong Growth Fund (StrGrowth)
         971 shares (cost $17,369)............................................................         18,790
    Strong Large Cap Growth Fund (StLCap)
         88,499 shares (cost $2,216,751)......................................................      2,013,361
    Templeton Foreign Fund - Class A (TemForFd)
         526,180 shares (cost $5,462,198).....................................................      6,472,014
    Van Kampen Growth and Income Fund - Class A (VKGrInc)
         74,304 shares (cost $1,328,417)......................................................      1,500,204
    Van Kampen Mid Cap Growth Fund - Class A (VKMidCapGro)
         6,238 shares (cost $122,464).........................................................        136,795
    Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec)
         28,640 shares (cost $615,184)........................................................        661,865
    Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)
         10,647 shares (cost $131,434)........................................................        154,593
                                                                                                -------------
          Total investments...................................................................    343,550,174
Accounts receivable ..........................................................................              -
                                                                                                -------------
          Total assets........................................................................    343,550,174
Accounts payable..............................................................................         11,709
                                                                                                -------------
Contract owners' equity (note 4)..............................................................  $ 343,538,465
                                                                                                =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              ACGroI           ACIncGroA          ACIncGroI
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $     4,041,939              3,257             39,641            143,742
   Mortality and expense risk charges
     (note 2) ...............................        (4,116,970)          (109,764)           (26,161)           (92,582)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (75,031)          (106,507)            13,480             51,160
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....       118,126,166            958,832          2,251,727          1,249,381
   Cost of mutual fund shares sold ..........      (129,197,532)        (1,355,667)        (2,131,876)        (1,365,707)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....       (11,071,366)          (396,835)           119,851           (116,326)
   Change in unrealized gain (loss)
     on investments .........................        38,567,086          1,196,644            110,906            848,319
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........        27,495,720            799,809            230,757            731,993
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................         3,119,972                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $    30,540,661            693,302            244,237            783,153
                                                ===============    ===============    ===============    ===============

Investment activity:                               ACIntlGrA           ACIntlGrI          ACSTGvtI           ACUltraI
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             2,536             18,773             61,158                  -
   Mortality and expense risk charges
     (note 2) ...............................            (5,944)           (26,091)           (38,678)          (229,910)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (3,408)            (7,318)            22,480           (229,910)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,931,817            777,015            974,730          3,300,962
   Cost of mutual fund shares sold ..........        (1,857,500)          (587,974)          (984,984)        (4,080,038)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            74,317            189,041            (10,254)          (779,076)
   Change in unrealized gain (loss)
     on investments .........................            (2,414)            50,554            (29,139)         2,586,317
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            71,903            239,595            (39,393)         1,807,241
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................          68,495            232,277            (16,913)         1,577,331
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPInt4           CSGIFixI           CSMidCpGr          DeDelFund
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -             70,530                  -             37,296
   Mortality and expense risk charges
     (note 2) ...............................            (1,774)           (12,652)           (50,125)            (5,803)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (1,774)            57,878            (50,125)            31,493
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            26,506            475,871            699,618            328,803
   Cost of mutual fund shares sold ..........           (24,155)          (472,187)        (1,403,155)          (281,829)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,351              3,684           (703,537)            46,974
   Change in unrealized gain (loss)
     on investments .........................           50,442             18,194          1,172,232            (18,302)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            52,793             21,878            468,695             28,672
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        51,019             79,756            418,570             60,165
                                                ===============    ===============    ===============    ===============

Investment activity:                               DryABonds            DryApp             DryBal            DryELead
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           139,669             69,234             38,239                  -
   Mortality and expense risk charges
     (note 2) ...............................           (43,240)           (63,285)           (25,541)            (1,039)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            96,429              5,949             12,698             (1,039)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           586,630            847,039          2,349,688             21,296
   Cost of mutual fund shares sold ..........          (598,729)          (917,426)        (2,331,329)           (20,117)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....           (12,099)           (70,387)            18,359              1,179
   Change in unrealized gain (loss)
     on investments .........................           (33,614)           277,706             36,775             10,509
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           (45,713)           207,319             55,134             11,688
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,716            213,268             67,832             10,649
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               DryBalOpp          Dry3dCen           Dry500Ix             EvInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        23,500                  -            280,614             19,569
   Mortality and expense risk charges
     (note 2) ...............................            (1,085)           (14,944)          (242,417)           (13,729)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            22,415            (14,944)            38,197              5,840
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            15,160            232,248          3,079,261            376,564
   Cost of mutual fund shares sold ..........           (15,015)          (426,363)        (3,711,570)          (359,093)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               145           (194,115)          (632,309)            17,471
   Change in unrealized gain (loss)
     on investments .........................             6,424            257,879          2,160,160             29,009
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             6,569             63,764          1,527,851             46,480
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            12,773                  -                  -             35,252
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        41,757             48,820          1,566,048             87,572
                                                ===============    ===============    ===============    ===============

Investment activity:                                FedEqInc           FedHiYld        FedIntCorpBd          FedBdFd
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             1,968            199,797             22,598            141,570
   Mortality and expense risk charges
     (note 2) ...............................            (1,181)           (30,820)            (6,396)           (29,876)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               787            168,977             16,202            111,694
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            22,368          6,770,408             59,003            768,912
   Cost of mutual fund shares sold ..........           (19,833)        (6,752,295)           (57,729)          (735,647)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,535             18,113              1,274             33,265
   Change in unrealized gain (loss)
     on investments .........................             7,349             14,846             (4,747)           (19,970)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             9,884             32,959             (3,473)            13,295
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .........................              10,671            201,936             12,729            124,989
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidABalA           FidABalT          FidAEGroA         FidAEqIncA
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        19,016             26,066                  -             34,149
   Mortality and expense risk charges
     (note 2) ...............................            (8,796)           (15,991)           (12,247)           (40,149)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            10,220             10,075            (12,247)            (6,000)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           166,542            197,415            272,976            906,618
   Cost of mutual fund shares sold ..........          (166,382)          (223,228)          (244,446)          (658,896)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               160            (25,813)            28,530            247,722
   Change in unrealized gain (loss)
     on investments .........................            22,151             59,096              4,544             92,738
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            22,311             33,283             33,074            340,460
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -             52,743
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        32,531             43,358             20,827            387,203
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidAEqIncT         FidAGrOppA         FidAGrOppT         FidAHiIncT
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................            29,546              2,860             12,854            298,890
   Mortality and expense risk charges
     (note 2) ...............................           (49,129)            (6,289)           (57,145)           (45,786)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (19,583)            (3,429)           (44,291)           253,104
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           768,675            323,757            907,764          2,380,609
   Cost of mutual fund shares sold ..........          (729,768)          (296,108)        (1,507,430)        (2,266,180)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            38,907             27,649           (599,666)           114,429
   Change in unrealized gain (loss)
     on investments .........................           308,683             (6,949)           868,458             24,896
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           347,590             20,700            268,792            139,325
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            58,909                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           386,916             17,271            224,501            392,429
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidAOvA            FidAsMgr          FidCapInc           FidEqInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $           634            103,280             44,190            166,002
   Mortality and expense risk charges
     (note 2) ...............................            (5,134)           (55,998)            (8,527)          (136,842)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (4,500)            47,282             35,663             29,160
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,504,660          1,231,556            217,054          1,572,578
   Cost of mutual fund shares sold ..........        (1,464,842)        (1,414,097)          (246,207)        (1,663,239)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            39,818           (182,541)           (29,153)           (90,661)
   Change in unrealized gain (loss)
     on investments .........................           (14,309)           284,607             60,138            697,510
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            25,509            102,066             30,985            606,849
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................               951                  -                  -            338,666
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        21,960            149,348             66,648            974,675
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidMgln            FidPurtn           FidVIPHI         FidVIPOvS2R
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           249,452            257,255              5,196                  -
   Mortality and expense risk charges
     (note 2) ...............................          (272,947)          (139,611)              (751)            (1,786)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (23,495)           117,644              4,445             (1,786)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         3,285,713          1,635,825             47,930            159,443
   Cost of mutual fund shares sold ..........        (4,220,620)        (1,800,717)           (77,489)          (156,300)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....          (934,907)          (164,892)           (29,559)             3,143
   Change in unrealized gain (loss)
     on investments .........................         2,131,293            438,199             29,478             48,008
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........         1,196,386            273,307                (81)            51,151
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -            405,782                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,172,891            796,733              4,364             49,365
                                                ===============    ===============    ===============    ===============

Investment activity:                               FranMutSer        FranSmMdCap        FrVIPForSec3        FranBSInv
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $       104,268                  -              5,814             15,058
   Mortality and expense risk charges
     (note 2) ...............................           (79,812)           (22,103)            (9,594)           (18,088)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            24,456            (22,103)            (3,780)            (3,030)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         1,356,873            240,102             29,629            337,507
   Cost of mutual fund shares sold ..........        (1,224,599)          (230,270)           (28,440)          (276,074)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....           132,274              9,832              1,189             61,433
   Change in unrealized gain (loss)
     on investments .........................           494,021            271,558            241,111            275,755
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           626,295            281,390            242,300            337,188
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................           141,232                  -                  -             31,853
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       791,983            259,287            238,520            366,011
                                                ===============    ===============    ===============    ===============

Investment activity:                                GartBond           GartBdIx          GartGvtBd          GartGrowA
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................           109,810              7,738            239,421                634
   Mortality and expense risk charges
     (note 2) ...............................           (30,126)            (2,605)           (76,024)            (5,657)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            79,684              5,133            163,397             (5,023)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           547,484             39,455          1,662,726            254,417
   Cost of mutual fund shares sold ..........          (527,067)           (39,193)        (1,763,060)          (245,431)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            20,417                262           (100,334)             8,986
   Change in unrealized gain (loss)
     on investments .........................           (20,839)               276             65,740             26,922
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........              (422)               538            (34,594)            35,908
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                135                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            79,262              5,806            128,803             30,885
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                GartGrow          GVITIDAgg          GVITIDCon          GVITIDMod
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $         2,712                911                  5              5,718
   Mortality and expense risk charges
     (note 2) ...............................           (16,933)              (338)                (1)            (1,892)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (14,221)               573                  4              3,826
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           293,499                610                  1              1,154
   Cost of mutual fund shares sold ..........          (280,028)              (547)                (1)            (1,098)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            13,471                 63                  -                 56
   Change in unrealized gain (loss)
     on investments .........................            84,449              4,650                  5             27,199
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            97,920              4,713                  5             27,255
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -              1,140                  2                831
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        83,699              6,426                 11             31,912
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITIDModAgg       GVITIDModCon        GVITJPBal          GartIDAgg
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             4,697                105              2,719             10,200
   Mortality and expense risk charges
     (note 2) ...............................            (1,320)               (19)            (1,575)            (6,555)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........             3,377                 86              1,144              3,645
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....               392                 16             18,853             34,790
   Cost of mutual fund shares sold ..........              (365)               (15)           (17,897)           (28,884)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                27                  1                956              5,906
   Change in unrealized gain (loss)
     on investments .........................            18,552                117              6,946             67,290
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            18,579                118              7,902             73,196
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................             4,596                 25                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            26,552                229              9,046             76,841
                                                ===============    ===============    ===============    ===============

Investment activity:                               GartIDCon          GartIDMod         GartIDModAgg       GartIDModCon
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        24,323             55,964             21,864             23,623
   Mortality and expense risk charges
     (note 2) ...............................           (10,251)           (24,464)           (13,837)           (11,376)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            14,072             31,500              8,027             12,247
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           142,596            193,099          3,101,584             70,322
   Cost of mutual fund shares sold ..........          (138,215)          (179,497)        (3,017,242)           (62,714)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             4,381             13,602             84,342              7,608
   Change in unrealized gain (loss)
     on investments .........................            10,218            216,385             63,536             40,853
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            14,599            229,987            147,878             48,461
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................             7,170              3,321                117              1,202
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        35,841            264,808            156,022             61,910
                                                ===============    ===============    ===============    ===============

Investment activity:                              GartIntIndx        GartLgCpVal        GartMdCpMkt         GartMyMkt
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................               673             13,705              2,527             88,091
   Mortality and expense risk charges
     (note 2) ...............................              (735)           (15,610)            (6,552)          (140,124)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               (62)            (1,905)            (4,025)           (52,033)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           914,469            653,242            124,680          7,565,970
   Cost of mutual fund shares sold ..........          (879,175)          (533,171)           (90,411)        (7,565,970)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            35,294            120,071             34,269                  -
   Change in unrealized gain (loss)
     on investments .........................           (15,524)            49,397             42,609                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            19,770            169,468             76,878                  -
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................               432                  -             14,392                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,140            167,563             87,245            (52,033)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GartMyMktS         GartNWFund       GartSP500Indx        GartSmCap
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        31,763             67,878             44,706                  -
   Mortality and expense risk charges
     (note 2) ...............................           (61,202)           (73,861)           (41,989)           (34,417)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (29,439)            (5,983)             2,717            (34,417)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....        23,047,911            738,709          1,403,106            877,045
   Cost of mutual fund shares sold ..........       (23,047,911)        (1,232,348)        (1,110,109)          (854,022)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....                 -           (493,639)           292,997             23,023
   Change in unrealized gain (loss)
     on investments .........................                 -            941,966              5,453            255,782
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........                 -            448,327            298,450            278,805
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             23,749                  -            418,170
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       (29,439)           466,093            301,167            662,558
                                                ===============    ===============    ===============    ===============

Investment activity:                              GartSmCapIx         GartValOpp          InvDynam          InvSmCoGr
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................             3,867                306                  -                  -
   Mortality and expense risk charges
     (note 2) ...............................            (6,578)            (5,194)           (79,059)            (6,051)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (2,711)            (4,888)           (79,059)            (6,051)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           178,037             38,443          1,508,319            366,670
   Cost of mutual fund shares sold ..........          (142,428)           (30,889)        (2,805,972)          (357,886)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            35,609              7,554         (1,297,653)             8,784
   Change in unrealized gain (loss)
     on investments .........................            38,961            (48,493)         1,972,234             48,684
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            74,570            (40,939)           674,581             57,468
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................            29,061            104,176                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           100,920             58,349            595,522             51,417
                                                ===============    ===============    ===============    ===============

Investment activity:                                InvTotRet           JanBal            JanIntl            JanWorld
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $         4,786             20,923                299              3,006
   Mortality and expense risk charges
     (note 2) ...............................            (4,166)           (15,155)            (2,240)           (11,758)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........               620              5,768             (1,941)            (8,752)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           105,629            478,872          1,727,200            550,677
   Cost of mutual fund shares sold ..........          (115,324)          (440,455)        (1,687,639)          (506,503)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            (9,695)            38,417             39,561             44,174
   Change in unrealized gain (loss)
     on investments .........................            17,770             44,592            (28,249)           (13,055)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             8,075             83,009             11,312             31,119
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $         8,695             88,777              9,371             22,367
                                                ===============    ===============    ===============    ===============

Investment activity:                                JanFund            Jan20Fd           JanWrldwde          LazSmCap
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                 -              6,523             58,337                684
   Mortality and expense risk charges
     (note 2) ...............................          (126,686)          (295,425)          (112,926)           (37,528)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........          (126,686)          (288,902)           (54,589)           (36,844)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....         2,213,950          3,543,829          2,874,090            562,233
   Cost of mutual fund shares sold ..........        (4,420,335)        (5,719,592)        (5,788,452)          (403,587)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....        (2,206,385)        (2,175,763)        (2,914,362)           158,646
   Change in unrealized gain (loss)
     on investments .........................         2,605,897          7,111,874          3,236,569           (268,777)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           399,512          4,936,111            322,207           (110,131)
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -            523,382
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           272,826          4,647,209            267,618            376,407
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                              MFSStratIncA        NBEFGuard           NBEFPart           NBETGen
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $        48,556              9,435             36,840                  -
   Mortality and expense risk charges
     (note 2) ...............................           (10,399)           (41,228)           (67,253)          (148,378)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            38,157            (31,793)           (30,413)          (148,378)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           152,291            675,505            946,894          1,834,874
   Cost of mutual fund shares sold ..........          (138,395)          (826,151)        (1,081,610)        (1,453,491)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            13,896           (150,646)          (134,716)           381,383
   Change in unrealized gain (loss)
     on investments .........................             2,176            603,738          1,002,587          1,307,627
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            16,072            453,092            867,871          1,689,010
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -            412,375
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        54,229            421,299            837,458          1,953,007
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBETGuard           NBETPart          NBETSocRes          NBLtdMat
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................               821              1,934                  7             48,269
   Mortality and expense risk charges
     (note 2) ...............................            (4,241)            (3,410)              (273)           (17,270)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            (3,420)            (1,476)              (266)            30,999
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           101,283            140,379                594            442,070
   Cost of mutual fund shares sold ..........           (97,462)          (125,419)              (589)          (451,526)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             3,821             14,960                  5             (9,456)
   Change in unrealized gain (loss)
     on investments .........................            50,820             37,271              5,200            (26,584)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            54,641             52,231              5,205            (36,040)
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -              1,779                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            51,221             50,755              6,718             (5,041)
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapApA          OppChpInc            OppGlob          OppGlSec4
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -              8,265             90,438                  -
   Mortality and expense risk charges
     (note 2) ...............................           (21,823)            (1,364)          (207,248)           (13,987)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........           (21,823)             6,901           (116,810)           (13,987)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....           486,463             18,967          5,461,836             21,607
   Cost of mutual fund shares sold ..........          (445,520)           (18,074)        (4,662,854)           (19,577)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....            40,943                893            798,982              2,030
   Change in unrealized gain (loss)
     on investments .........................            95,796              3,171          1,755,826            460,712
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........           136,739              4,064          2,554,808            462,742
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       114,916             10,965          2,437,998            448,755
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppStrInc           PhxBalFd          PimTotRet            PIntEq
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................            22,523             23,484             66,673                 52
   Mortality and expense risk charges
     (note 2) ...............................            (3,853)           (13,719)           (40,096)              (270)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........            18,670              9,765             26,577               (218)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            75,198             62,808            647,302            323,070
   Cost of mutual fund shares sold ..........           (72,164)           (71,346)          (639,081)          (295,239)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             3,034             (8,538)             8,221             27,831
   Change in unrealized gain (loss)
     on investments .........................             6,181             15,780            (31,688)           (17,631)
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             9,215              7,242            (23,467)            10,200
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             43,528            114,299                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            27,885             60,535            117,409              9,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                PVoyager           StComStk          StrMidCap           StrGrInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -                  -                  -              1,141
   Mortality and expense risk charges
     (note 2) ...............................              (868)           (53,486)            (3,145)            (2,612)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (868)           (53,486)            (3,145)            (1,471)
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....             1,513            764,092             41,898              8,630
   Cost of mutual fund shares sold ..........            (1,381)          (687,571)           (32,574)            (8,100)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               132             76,521              9,324                530
   Change in unrealized gain (loss)
     on investments .........................             4,933             18,748             40,233             19,115
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             5,065             95,269             49,557             19,645
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -            299,824                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $         4,197            341,607             46,412             18,174
                                                ===============    ===============    ===============    ===============

Investment activity:                               StrGrowth            StLCap            TemForFd           VKGrInc
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested dividends .....................                 -                  -            120,646             11,274
   Mortality and expense risk charges
     (note 2) ...............................              (111)           (25,793)           (83,091)            (8,701)
                                                ---------------    ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (111)           (25,793)            37,555              2,573
                                                ---------------    ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....             1,360            478,843          3,655,002             46,032
   Cost of mutual fund shares sold ..........            (1,416)        (1,081,174)        (3,305,277)           (38,426)
                                                ---------------    ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....               (56)          (602,331)           349,725              7,606
   Change in unrealized gain (loss)
     on investments .........................             1,421            765,975            564,237            135,475
                                                ---------------    ---------------    ---------------    ---------------
     Net gain (loss) on investments .........             1,365            163,644            913,962            143,081
                                                ---------------    ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -                  -             10,182              8,050
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             1,254            137,851            961,699            153,704
                                                ===============    ===============    ===============    ===============

Investment activity:                              VKMidCapGro        VKRealEstSec        WRAdSmCap
                                                ---------------    ---------------    ---------------
   Reinvested dividends .....................   $             -              4,842                  -
   Mortality and expense risk charges
     (note 2) ...............................              (784)            (2,837)              (739)
                                                ---------------    ---------------    ---------------
     Net investment income (loss) ...........              (784)             2,005               (739)
                                                ---------------    ---------------    ---------------
   Proceeds from mutual fund shares sold ....            51,024            178,160             27,327
   Cost of mutual fund shares sold ..........           (48,899)          (148,315)           (26,918)
                                                ---------------    ---------------    ---------------
     Realized gain (loss) on investments ....             2,125             29,845                409
   Change in unrealized gain (loss)
     on investments .........................            13,918             42,525             22,470
                                                ---------------    ---------------    ---------------
     Net gain (loss) on investments .........            16,043             72,370             22,879
                                                ---------------    ---------------    ---------------
   Reinvested capital gains .................                 -             19,873                  -
                                                ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $        15,259             94,248             22,140
                                                ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                              Total                                 ACGrol
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (75,031)           109,807           (106,507)          (101,945)
   Realized gain (loss) on investments ......       (11,071,366)       (14,319,039)          (396,835)          (894,845)
   Change in unrealized gain (loss)
     on investments .........................        38,567,086         73,799,490          1,196,644          2,615,812
   Reinvested capital gains .................         3,119,972            612,375                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................        30,540,661         60,202,633            693,302          1,619,022
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............        39,747,759         51,428,794            470,456            350,769
   Transfers between funds ..................                 -                  -             53,283              5,237
   Redemptions (note 3) .....................       (54,016,120)       (44,107,614)          (924,670)          (979,115)
   Annuity benefits .........................           (10,445)            (9,368)           (10,130)            (9,088)
   Annual contract maintenance charges
     (note 2) ...............................          (397,666)          (420,342)           (12,285)           (13,844)
   Contingent deferred sales charges
     (note 2) ...............................          (382,282)          (463,152)            (8,381)            (6,805)
   Adjustments to maintain reserves .........            (1,568)          (446,118)             4,120            (27,987)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................       (15,060,322)         5,982,200           (427,607)          (680,833)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        15,480,339         66,184,833            265,695            938,189
Contract owners' equity beginning
  of period .................................       328,058,126        261,873,293          8,510,043          7,571,854
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $   343,538,465        328,058,126          8,775,738          8,510,043
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................        20,918,239         19,078,676            199,202            202,293
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................         9,927,899         88,072,091             52,660             67,694
   Units redeemed ...........................       (10,561,103)       (86,232,528)           (35,588)           (70,785)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................        20,285,035         20,918,239            216,274            199,202
                                                ===============    ===============    ===============     ==============

                                                            ACIncGroA                              ACIncGrol
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            13,480             12,804             51,160             29,860
   Realized gain (loss) on investments ......           119,851            316,565           (116,326)          (279,800)
   Change in unrealized gain (loss)
     on investments .........................           110,906            242,365            848,319          1,831,969
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           244,237            571,734            783,153          1,582,029
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           706,816            439,510            572,017            642,430
   Transfers between funds ..................           830,341            961,723            (55,612)           (97,530)
   Redemptions (note 3) .....................        (1,481,003)        (1,182,405)          (968,765)          (880,104)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (11,658)           (12,229)
   Contingent deferred sales charges
     (note 2) ...............................            (1,914)            (1,364)            (9,053)           (14,737)
   Adjustments to maintain reserves .........               (17)               (51)               356                 39
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................            54,223            217,413           (472,715)          (362,131)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           298,460            789,147            310,438          1,219,898
Contract owners' equity beginning
  of period .................................         2,086,730          1,297,583          7,212,151          5,992,253
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         2,385,190          2,086,730          7,522,589          7,212,151
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           254,671            202,500            431,936            459,146
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           298,844            977,912             66,179             67,034
   Units redeemed ...........................          (292,262)          (925,741)           (94,103)           (94,244)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           261,253            254,671            404,012            431,936
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            ACIntlGrA                              ACIntlGrI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (3,408)            (1,547)            (7,318)            (7,178)
   Realized gain (loss) on investments ......            74,317            243,684            189,041           (120,643)
   Change in unrealized gain (loss)
     on investments .........................            (2,414)            43,865             50,554            513,418
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            68,495            286,002            232,277            385,597
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            23,237             98,450             68,838            231,574
   Transfers between funds ..................          (798,159)           456,789           (194,798)            36,661
   Redemptions (note 3) .....................           (27,636)           (18,393)          (310,729)          (166,196)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (3,298)            (3,503)
   Contingent deferred sales charges
     (note 2) ...............................              (302)              (277)            (1,818)            (3,736)
   Adjustments to maintain reserves .........               (17)               (15)               246              1,020
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (802,877)           536,554           (441,559)            95,820
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (734,382)           822,556           (209,282)           481,417
Contract owners' equity beginning
  of period .................................         1,061,173            238,617          2,067,110          1,585,693
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       326,791          1,061,173          1,857,828          2,067,110
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           172,001             47,760            115,663            109,800
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           177,802          6,623,702             19,898            118,124
   Units redeemed ...........................          (303,347)        (6,499,461)           (44,224)          (112,261)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            46,456            172,001             91,337            115,663
                                                ===============    ===============    ===============     ==============

                                                             ACSTGvtI                              ACUltraI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            22,480             29,447           (229,910)          (212,334)
   Realized gain (loss) on investments ......           (10,254)            25,018           (779,076)          (859,069)
   Change in unrealized gain (loss)
     on investments .........................           (29,139)           (61,527)         2,586,317          4,660,185
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           (16,913)            (7,062)         1,577,331          3,588,782
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           375,041            836,406          1,356,020          1,446,805
   Transfers between funds ..................          (148,843)          (518,344)          (599,961)            13,188
   Redemptions (note 3) .....................          (574,531)          (870,873)        (2,631,224)        (1,939,426)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,058)            (3,258)           (23,566)           (25,507)
   Contingent deferred sales charges
     (note 2) ...............................            (5,480)            (6,889)           (21,017)           (24,193)
   Adjustments to maintain reserves .........              (164)           (14,273)               625            (10,321)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (357,035)          (577,231)        (1,919,123)          (539,454)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (373,948)          (584,293)          (341,792)         3,049,328
Contract owners' equity beginning
  of period .................................         3,453,840          4,038,133         18,519,651         15,470,323
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         3,079,892          3,453,840         18,177,859         18,519,651
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           194,103            209,853          1,249,922          1,204,587
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            37,318            126,753            185,119            273,305
   Units redeemed ...........................           (58,258)          (142,503)          (288,220)          (227,970)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           173,163            194,103          1,146,821          1,249,922
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPInt4                              CSGIFixI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (1,774)                 -             57,878             94,454
   Realized gain (loss) on investments ......             2,351                  -              3,684             26,049
   Change in unrealized gain (loss)
     on investments .........................            50,442                  -             18,194            (17,797)
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            51,019                  -             79,756            102,706
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           146,908                  -             90,382            109,549
   Transfers between funds ..................           445,575                  -             35,069            277,196
   Redemptions (note 3) .....................           (14,800)                 -           (222,963)           (92,573)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (126)                 -             (1,195)            (1,307)
   Contingent deferred sales charges
     (note 2) ...............................               (10)                 -             (2,376)            (1,497)
   Adjustments to maintain reserves .........              (622)                 -                 30                 15
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           576,925                  -           (101,053)           291,383
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           627,944                  -            (21,297)           394,089
Contract owners' equity beginning
  of period .................................                 -                  -          1,017,116            623,027
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       627,944                  -            995,819          1,017,116
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             72,744             50,344
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            59,438                  -             29,209             84,914
   Units redeemed ...........................            (3,699)                 -            (36,162)           (62,514)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            55,739                  -             65,791             72,744
                                                ===============    ===============    ===============     ==============

                                                            CSMidCpGr                              DeDelFund
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (50,125)           (38,328)            31,493             36,233
   Realized gain (loss) on investments ......          (703,537)          (464,529)            46,974            (29,559)
   Change in unrealized gain (loss)
     on investments .........................         1,172,232          1,550,107            (18,302)           100,802
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           418,570          1,047,250             60,165            107,476
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           287,085            254,581             52,488             20,459
   Transfers between funds ..................            80,753            413,698             26,838            178,351
   Redemptions (note 3) .....................          (542,792)          (399,532)           (97,200)           (25,999)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,610)            (5,163)              (679)              (539)
   Contingent deferred sales charges
     (note 2) ...............................            (2,702)            (3,480)              (232)               (66)
   Adjustments to maintain reserves .........               147                  4               (199)              (242)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (183,119)           260,108            (18,984)           171,964
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           235,451          1,307,358             41,181            279,440
Contract owners' equity beginning
  of period .................................         3,726,032          2,418,674            562,391            282,951
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         3,961,483          3,726,032            603,572            562,391
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           282,864            263,436             43,328             28,131
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            52,247             81,121             22,852             35,718
   Units redeemed ...........................           (66,835)           (61,693)           (25,299)           (20,521)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           268,276            282,864             40,881             43,328
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            DryABonds                               DryApp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        96,429             91,353              5,949              8,296
   Realized gain (loss) on investments ......           (12,099)            25,251            (70,387)          (192,175)
   Change in unrealized gain (loss)
     on investments .........................           (33,614)             7,309            277,706            863,838
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,716            123,913            213,268            679,959
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           272,898            411,662            713,264          1,036,068
   Transfers between funds ..................          (176,609)           (50,635)            22,397            417,468
   Redemptions (note 3) .....................          (362,855)          (296,763)          (552,546)          (330,764)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,225)            (4,409)            (4,265)            (4,341)
   Contingent deferred sales charges
     (note 2) ...............................            (3,059)            (5,592)            (4,397)            (5,997)
   Adjustments to maintain reserves .........               120            (13,704)               142            (12,831)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (273,730)            40,559            174,595          1,099,603
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (223,014)           164,472            387,863          1,779,562
Contract owners' equity beginning
  of period .................................         3,454,549          3,290,077          4,861,163          3,081,601
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     3,231,535          3,454,549          5,249,026          4,861,163
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           231,833            228,069            482,126            345,694
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            26,628             63,860            137,044            204,521
   Units redeemed ...........................           (45,352)           (60,096)          (119,823)           (68,089)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           213,109            231,833            499,347            482,126
                                                ===============    ===============    ===============     ==============

                                                              DryBal                               DryELead
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            12,698              1,909             (1,039)              (763)
   Realized gain (loss) on investments ......            18,359            (42,988)             1,179                (66)
   Change in unrealized gain (loss)
     on investments .........................            36,775            292,139             10,509             23,426
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            67,832            251,060             10,649             22,597
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           191,005            393,833                 36                436
   Transfers between funds ..................        (2,062,137)           144,585            (10,777)            24,008
   Redemptions (note 3) .....................          (172,505)          (102,503)            (9,494)            (1,276)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,052)            (1,851)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (1,385)            (1,504)                 -                  -
   Adjustments to maintain reserves .........               893                 23                (10)                (1)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................        (2,046,181)           432,583            (20,245)            23,167
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        (1,978,349)           683,643             (9,596)            45,764
Contract owners' equity beginning
  of period .................................         1,978,349          1,294,706            100,549             54,785
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......                 -          1,978,349             90,953            100,549
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           197,843            151,031             10,101              7,585
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            35,529             70,144                  3              2,643
   Units redeemed ...........................          (233,372)           (23,332)            (2,011)              (127)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................                 -            197,843              8,093             10,101
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            DryBalOpp                              Dry3dCen
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        22,415                  -            (14,944)           (13,992)
   Realized gain (loss) on investments ......               145                  -           (194,115)          (301,025)
   Change in unrealized gain (loss)
     on investments .........................             6,424                  -            257,879            549,605
   Reinvested capital gains .................            12,773                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            41,757                  -             48,820            234,588
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             4,781                  -            111,919            149,487
   Transfers between funds ..................         2,129,913                  -           (141,279)           (60,511)
   Redemptions (note 3) .....................            (1,687)                 -           (102,568)           (86,436)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (55)                 -             (1,906)            (2,204)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -             (1,111)              (580)
   Adjustments to maintain reserves .........           (14,241)                 -                 (8)               (26)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................         2,118,711                  -           (134,953)              (270)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         2,160,468                  -            (86,133)           234,318
Contract owners' equity beginning
  of period .................................                 -                  -          1,239,435          1,005,117
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     2,160,468                  -          1,153,302          1,239,435
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             94,492             84,912
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           214,871                  -             13,073             47,666
   Units redeemed ...........................            (1,562)                 -            (24,305)           (38,086)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           213,309                  -             83,260             94,492
                                                ===============    ===============    ===============     ==============

                                                             Dry500Ix                                EvInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            38,197            (12,694)             5,840              7,649
   Realized gain (loss) on investments ......          (632,309)          (841,313)            17,471            (10,698)
   Change in unrealized gain (loss)
     on investments .........................         2,160,160          4,687,800             29,009            191,783
   Reinvested capital gains .................                 -                  -             35,252                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,566,048          3,833,793             87,572            188,734
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,829,677          1,910,528             80,368             86,198
   Transfers between funds ..................          (121,574)            34,121            384,537             53,955
   Redemptions (note 3) .....................        (2,274,696)        (2,110,022)          (321,621)           (55,808)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (34,082)           (35,411)            (1,542)            (1,415)
   Contingent deferred sales charges
     (note 2) ...............................           (17,809)           (33,166)            (1,679)              (457)
   Adjustments to maintain reserves .........               798                206                 56               (124)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (617,686)          (233,744)           140,119             82,349
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           948,362          3,600,049            227,691            271,083
Contract owners' equity beginning
  of period .................................        18,293,906         14,693,857            867,245            596,162
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......        19,242,268         18,293,906          1,094,936            867,245
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           712,646            723,651             39,990             35,669
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           152,575            151,119             24,677              9,404
   Units redeemed ...........................          (177,202)          (162,124)           (18,353)            (5,083)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           688,019            712,646             46,314             39,990
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedEqInc                              FedHiYId
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $           787                873            168,977            109,505
   Realized gain (loss) on investments ......             2,535              6,778             18,113            152,337
   Change in unrealized gain (loss)
     on investments .........................             7,349              9,564             14,846             26,700
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            10,671             17,215            201,936            288,542
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             2,923             15,295            433,793            373,598
   Transfers between funds ..................           (17,112)            13,332          1,466,551            546,136
   Redemptions (note 3) .....................               (80)               (37)        (1,552,674)          (359,824)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (1,361)            (1,397)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -             (2,214)            (2,754)
   Adjustments to maintain reserves .........               (12)               (18)               115                 44
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (14,281)            28,572            344,210            555,803
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......            (3,610)            45,787            546,146            844,345
Contract owners' equity beginning
  of period .................................           105,332             59,545          1,793,939            949,594
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       101,722            105,332          2,340,085          1,793,939
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            14,167              9,824            170,690            109,902
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................               936             10,211            664,877            470,314
   Units redeemed ...........................            (2,823)            (5,868)          (633,300)          (409,526)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            12,280             14,167            202,267            170,690
                                                ===============    ===============    ===============     ==============

                                                             FedIntCorpBd                           FedBdFd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            16,202              9,011            111,694            117,938
   Realized gain (loss) on investments ......             1,274                829             33,265             10,463
   Change in unrealized gain (loss)
     on investments .........................            (4,747)             1,133            (19,970)           124,604
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            12,729             10,973            124,989            253,005
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           498,741             55,855            287,294            218,248
   Transfers between funds ..................           116,024             38,326            153,990             (3,346)
   Redemptions (note 3) .....................           (41,338)            (7,579)          (405,061)          (514,824)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (2,480)            (2,559)
   Contingent deferred sales charges
     (note 2) ...............................               (77)              (464)            (2,670)            (3,910)
   Adjustments to maintain reserves .........               (12)               (18)              (968)            (1,828)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           573,338             86,120             30,105           (308,219)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           586,067             97,093            155,094            (55,214)
Contract owners' equity beginning
  of period .................................           280,879            183,786          2,259,338          2,314,552
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......           866,946            280,879          2,414,432          2,259,338
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            22,611             15,511            160,643            184,343
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            50,820              8,690             63,851             52,379
   Units redeemed ...........................            (5,067)            (1,590)           (61,886)           (76,079)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            68,364             22,611            162,608            160,643
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidABalA                                FidABalT
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        10,220              8,832             10,075              7,953
   Realized gain (loss) on investments ......               160             (9,984)           (25,813)           (64,177)
   Change in unrealized gain (loss)
     on investments .........................            22,151            115,015             59,096            232,305
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            32,531            113,863             43,358            176,081
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            15,368             63,310            218,181            197,696
   Transfers between funds ..................            32,975             27,819            (92,766)           (77,721)
   Redemptions (note 3) .....................          (111,010)           (60,158)           (95,608)          (150,794)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (2,083)            (2,264)
   Contingent deferred sales charges
     (note 2) ...............................            (2,283)              (909)              (453)            (2,695)
   Adjustments to maintain reserves .........                 6                (50)                46                (14)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (64,944)            30,012             27,317            (35,792)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           (32,413)           143,875             70,675            140,289
Contract owners' equity beginning
  of period .................................           820,544            676,669          1,206,630          1,066,341
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       788,131            820,544          1,277,305          1,206,630
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            84,334             81,046             83,221             85,330
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            10,408             12,717             18,083             20,355
   Units redeemed ...........................           (16,872)            (9,429)           (16,272)           (22,464)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            77,870             84,334             85,032             83,221
                                                ===============    ===============    ===============     ==============

                                                            FidAEGroA                            FidAEqIncA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (12,247)            (7,917)            (6,000)               573
   Realized gain (loss) on investments ......            28,530             61,172            247,722            (81,616)
   Change in unrealized gain (loss)
     on investments .........................             4,544            152,950             92,738            711,463
   Reinvested capital gains .................                 -                  -             52,743                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,827            206,205            387,203            630,420
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           122,701            291,741            720,864            778,064
   Transfers between funds ..................            69,796            155,389           (100,645)           180,445
   Redemptions (note 3) .....................           (58,824)           (35,345)          (291,406)          (149,935)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (307)              (207)            (3,397)            (2,799)
   Adjustments to maintain reserves .........                (5)               (17)               101                (78)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           133,361            411,561            325,517            805,697
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           154,188            617,766            712,720          1,436,117
Contract owners' equity beginning
  of period .................................         1,126,698            508,932          3,300,260          1,864,143
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         1,280,886          1,126,698          4,012,980          3,300,260
                                                ---------------    ---------------    ---------------     --------------
CHANGES IN UNITS:
   Beginning units ..........................           176,059            103,982            287,775            207,180
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            66,407            415,236            117,747            338,513
   Units redeemed ...........................           (45,524)          (343,159)           (89,586)          (257,918)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           196,942            176,059            315,936            287,775
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           FidAEqIncT                             FidAGrOppA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (19,583)           (11,084)            (3,429)            (2,532)
   Realized gain (loss) on investments ......            38,907            (78,570)            27,649            (10,753)
   Change in unrealized gain (loss)
     on investments .........................           308,683            783,347             (6,949)            93,819
   Reinvested capital gains .................            58,909                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           386,916            693,693             17,271             80,534
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           358,332            327,728            182,725             97,362
   Transfers between funds ..................           489,693            261,807              3,721             23,220
   Redemptions (note 3) .....................          (374,942)          (428,467)           (21,229)           (36,534)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,266)            (5,002)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (5,574)            (2,911)              (797)              (439)
   Adjustments to maintain reserves .........               164                 (6)               (27)               (40)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           462,407            153,149            164,393             83,569
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           849,323            846,842            181,664            164,103
Contract owners' equity beginning
  of period .................................         3,359,593          2,512,751            390,109            226,006
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     4,208,916          3,359,593            571,773            390,109
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           182,726            173,217             55,941             41,447
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            78,239             50,833             69,914             22,467
   Units redeemed ...........................           (53,683)           (41,324)           (48,341)            (7,973)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           207,282            182,726             77,514             55,941
                                                ===============    ===============    ===============     ==============

                                                            FidAGrOppT                            FidAHiIncT
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           (44,291)           (46,739)           253,104            337,715
   Realized gain (loss) on investments ......          (599,666)          (769,879)           114,429            619,244
   Change in unrealized gain (loss)
     on investments .........................           868,458          1,816,523             24,896            187,231
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           224,501            999,905            392,429          1,144,190
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           359,130            353,221            103,595            510,066
   Transfers between funds ..................          (164,378)            23,563           (653,343)           363,050
   Redemptions (note 3) .....................          (681,932)          (407,028)          (486,104)          (435,445)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (8,174)            (8,852)            (3,284)            (3,090)
   Contingent deferred sales charges
     (note 2) ...............................            (4,032)            (3,371)            (2,399)            (3,175)
   Adjustments to maintain reserves .........               163                 15                474             (1,147)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (499,223)           (42,452)        (1,041,061)           430,259
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (274,722)           957,453           (648,632)         1,574,449
Contract owners' equity beginning
  of period .................................         4,670,127          3,712,674          3,879,384          2,304,935
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         4,395,405          4,670,127          3,230,752          3,879,384
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           370,410            375,670            269,387            222,978
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            47,077             75,218            108,577            939,071
   Units redeemed ...........................           (87,241)           (80,478)          (179,253)          (892,662)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           330,246            370,410            198,711            269,387
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            FidAOvA                               FidAsMgr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        (4,500)               (89)            47,282             53,900
   Realized gain (loss) on investments ......            39,818            336,667           (182,541)          (152,583)
   Change in unrealized gain (loss)
     on investments .........................           (14,309)            34,682            284,607            719,171
   Reinvested capital gains .................               951                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            21,960            371,260            149,348            620,488
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            52,444             19,222            245,194            255,200
   Transfers between funds ..................          (422,787)           223,416             41,727            255,241
   Redemptions (note 3) .....................            (7,818)            (8,080)        (1,006,264)          (701,901)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (5,571)            (5,999)
   Contingent deferred sales charges
     (note 2) ...............................               (35)                 -            (11,123)            (3,830)
   Adjustments to maintain reserves .........               (10)                 5                129                (22)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (378,206)           234,563           (735,908)          (201,311)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (356,246)           605,823           (586,560)           419,177
Contract owners' equity beginning
  of period .................................           631,056             25,233          4,494,463          4,075,286
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $       274,810            631,056          3,907,903          4,494,463
                                                ---------------    ---------------    ---------------     --------------
CHANGES IN UNITS:
   Beginning units ..........................            77,409              4,402            231,668            242,946
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           135,637          8,153,103             31,623             37,101
   Units redeemed ...........................          (182,913)        (8,080,096)           (69,656)           (48,379)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            30,133             77,409            193,635            231,668
                                                ===============    ===============    ===============     ==============

                                                              FidCapInc                            FidEqInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            35,663             42,610             29,160             29,263
   Realized gain (loss) on investments ......           (29,153)           (16,901)           (90,661)          (502,672)
   Change in unrealized gain (loss)
     on investments .........................            60,138            165,265            697,510          2,533,317
   Reinvested capital gains .................                 -                  -            338,666            188,952
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            66,648            190,974            974,675          2,248,860
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                 -                  -            605,942            533,026
   Transfers between funds ..................            (9,291)                 -            492,624            784,021
   Redemptions (note 3) .....................          (198,277)           (48,322)        (1,631,380)        (1,388,708)
   Annuity benefits .........................                 -                  -               (315)              (280)
   Annual contract maintenance charges
     (note 2) ...............................              (959)              (944)           (15,176)           (14,834)
   Contingent deferred sales charges
     (note 2) ...............................                 -                 (5)            (3,522)            (6,658)
   Adjustments to maintain reserves .........                28                 25                720                590
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (208,499)           (49,246)          (551,107)           (92,843)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (141,851)           141,728            423,568          2,156,017
Contract owners' equity beginning
  of period .................................           679,880            538,152         10,459,135          8,303,118
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......           538,029            679,880         10,882,703         10,459,135
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            11,090             12,054            119,162            121,343
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                 -                  -             15,640             24,190
   Units redeemed ...........................            (3,191)              (964)           (21,922)           (26,371)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................             7,899             11,090            112,880            119,162
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              FidMgln                              FidPurtn
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (23,495)           (91,916)           117,644            135,773
   Realized gain (loss) on investments ......          (934,907)          (938,021)          (164,892)          (211,446)
   Change in unrealized gain (loss)
     on investments .........................         2,131,293          5,246,074            438,199          1,782,367
   Reinvested capital gains .................                 -                  -            405,782            172,637
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,172,891          4,216,137            796,733          1,879,331
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,041,801          1,068,218            496,722            483,171
   Transfers between funds ..................          (604,586)          (565,454)           259,629            238,084
   Redemptions (note 3) .....................        (2,993,940)        (2,751,954)        (1,459,952)        (1,773,479)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (30,128)           (32,851)           (12,014)           (12,760)
   Contingent deferred sales charges
     (note 2) ...............................           (21,687)           (35,033)            (7,740)           (30,827)
   Adjustments to maintain reserves .........               840               (423)               418                 74
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................        (2,607,700)        (2,317,497)          (722,937)        (1,095,737)
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......        (1,434,809)         1,898,640             73,796            783,594
Contract owners' equity beginning
  of period .................................        21,806,684         19,908,044         10,711,174          9,927,580
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $    20,371,875         21,806,684         10,784,970         10,711,174
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           837,429            941,898            407,038            455,032
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            54,606             85,715             44,210             43,909
   Units redeemed ...........................          (154,657)          (190,184)           (71,254)           (91,903)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           737,378            837,429            379,994            407,038
                                                ===============    ===============    ===============     ==============

                                                               FidVIPHI                          FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............             4,445              3,337             (1,786)                 -
   Realized gain (loss) on investments ......           (29,559)              (687)             3,143                  -
   Change in unrealized gain (loss)
     on investments .........................            29,478             10,294             48,008                  -
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             4,364             12,944             49,365                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                 -                  -            228,362                  -
   Transfers between funds ..................                 -                  -            245,168                  -
   Redemptions (note 3) .....................           (47,140)                 -             (9,419)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (31)               (30)               (27)                 -
   Contingent deferred sales charges
     (note 2) ...............................                (8)                 -                (91)                 -
   Adjustments to maintain reserves .........                 9                 (6)                 7                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           (47,170)               (36)           464,000                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......           (42,806)            12,908            513,365                  -
Contract owners' equity beginning
  of period .................................            63,450             50,542                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......            20,644             63,450            513,365                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................             2,909              2,911                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                 -                  -             62,732                  -
   Units redeemed ...........................            (2,034)                (2)           (16,255)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................               875              2,909             46,477                  -
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            FranMutSer                            FranSmMdCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        24,456             12,472            (22,103)           (13,995)
   Realized gain (loss) on investments ......           132,274           (168,378)             9,832            176,271
   Change in unrealized gain (loss)
     on investments .........................           494,021          1,256,592            271,558            247,509
   Reinvested capital gains .................           141,232                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           791,983          1,100,686            259,287            409,785
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           880,195            916,633            337,434            451,066
   Transfers between funds ..................           212,729            370,961            813,319            177,718
   Redemptions (note 3) .....................          (559,178)          (613,679)          (154,591)           (63,652)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,869)            (3,858)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (6,180)            (4,806)            (1,660)            (1,336)
   Adjustments to maintain reserves .........            (5,867)            (5,151)               (23)               (34)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................           516,830            660,100            994,479            563,762
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         1,308,813          1,760,786          1,253,766            973,547
Contract owners' equity beginning
  of period .................................         5,924,590          4,163,804          1,840,506            866,959
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     7,233,403          5,924,590          3,094,272          1,840,506
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           436,986            380,780            289,019            185,549
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           168,306            166,681            187,684          1,578,627
   Units redeemed ...........................          (129,214)          (110,475)           (41,466)        (1,475,157)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           476,078            436,986            435,237            289,019
                                                ===============    ===============    ===============     ==============

                                                           FrVIPForSec3                            FranBSInv
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............            (3,780)                 -             (3,030)            (5,093)
   Realized gain (loss) on investments ......             1,189                  -             61,433              3,387
   Change in unrealized gain (loss)
     on investments .........................           241,111                  -            275,755            217,960
   Reinvested capital gains .................                 -                  -             31,853              7,293
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           238,520                  -            366,011            223,547
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           286,209                  -            745,814            358,076
   Transfers between funds ..................         1,933,093                  -            171,978            152,369
   Redemptions (note 3) .....................           (71,830)                 -           (210,783)           (66,640)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (342)                 -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (992)                 -             (1,757)            (2,346)
   Adjustments to maintain reserves .........               421                  -                 (1)               (10)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................         2,146,559                  -            705,251            441,449
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......         2,385,079                  -          1,071,262            664,996
Contract owners' equity beginning
  of period .................................                 -                  -          1,154,090            489,094
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         2,385,079                  -          2,225,352          1,154,090
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             77,941             42,332
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................           216,204                  -             69,308             45,858
   Units redeemed ...........................            (9,320)                 -            (25,744)           (10,249)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           206,884                  -            121,505             77,941
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartBond                              GartBdIx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $        79,684             97,646              5,133              3,730
   Realized gain (loss) on investments ......            20,417             30,487                262                639
   Change in unrealized gain (loss)
     on investments .........................           (20,839)            (2,902)               276             (2,945)
   Reinvested capital gains .................                 -                  -                135                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            79,262            125,231              5,806              1,424
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           225,500            286,162             94,224            115,870
   Transfers between funds ..................           (92,712)             5,642            (15,558)           (39,681)
   Redemptions (note 3) .....................          (410,712)          (481,052)            (3,439)            (6,726)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,494)            (3,487)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (4,019)            (3,557)              (132)                 -
   Adjustments to maintain reserves .........                33               (203)                 3                (38)
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (285,404)          (196,495)            75,098             69,425
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (206,142)           (71,264)            80,904             70,849
Contract owners' equity beginning
  of period .................................         2,476,766          2,548,030            173,477            102,628
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     2,270,624          2,476,766            254,381            173,477
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            72,695             78,906             14,144              8,533
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................             8,715             38,314              9,350             11,429
   Units redeemed ...........................           (17,227)           (44,525)            (3,239)            (5,818)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            64,183             72,695             20,255             14,144
                                                ===============    ===============    ===============     ==============

                                                            GartGvtBd                              GartGrowA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............           163,397            195,166             (5,023)              (147)
   Realized gain (loss) on investments ......          (100,334)            15,327              8,986                 23
   Change in unrealized gain (loss)
     on investments .........................            65,740           (327,516)            26,922              5,940
   Reinvested capital gains .................                 -            160,200                  -                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           128,803             43,177             30,885              5,816
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           487,221          1,068,979            137,214              7,254
   Transfers between funds ..................          (427,973)          (598,886)            91,524            331,982
   Redemptions (note 3) .....................          (802,782)          (955,905)           (63,228)               (80)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (5,699)            (6,302)              (569)               (20)
   Contingent deferred sales charges
     (note 2) ...............................           (11,329)           (18,338)              (202)                 -
   Adjustments to maintain reserves .........               319             (4,004)               253                  9
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (760,243)          (514,456)           164,992            339,145
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (631,440)          (471,279)           195,877            344,961
Contract owners' equity beginning
  of period .................................         6,686,754          7,158,033            344,961                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......         6,055,314          6,686,754            540,838            344,961
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................           473,517            507,979             33,909                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................            86,041            398,189             44,719             34,468
   Units redeemed ...........................          (135,880)          (432,651)           (28,698)              (559)
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................           423,678            473,517             49,930             33,909
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartGrow                              GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............   $       (14,221)           (15,286)               573                  -
   Realized gain (loss) on investments ......            13,471         (1,043,731)                63                  -
   Change in unrealized gain (loss)
     on investments .........................            84,449          1,402,010              4,650                  -
   Reinvested capital gains .................                 -                  -              1,140                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            83,699            342,993              6,426                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             7,485            228,627              3,773                  -
   Transfers between funds ..................          (164,220)           126,780             79,834                  -
   Redemptions (note 3) .....................          (111,838)          (137,141)              (344)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,497)            (2,871)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (388)            (1,663)                 -                  -
   Adjustments to maintain reserves .........                 3                 22                  1                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................          (271,455)           213,754             83,264                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......          (187,756)           556,747             89,690                  -
Contract owners' equity beginning
  of period .................................         1,509,129            952,382                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......   $     1,321,373          1,509,129             89,690                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................            60,362             32,539                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................               211            930,473              8,073                  -
   Units redeemed ...........................           (11,113)          (902,650)               (32)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................            49,460             60,362              8,041                  -
                                                ===============    ===============    ===============     ==============

                                                            GVITIDCon                              GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------     --------------
   Net investment income (loss) .............                 4                  -              3,826                  -
   Realized gain (loss) on investments ......                 -                  -                 56                  -
   Change in unrealized gain (loss)
     on investments .........................                 5                  -             27,199                  -
   Reinvested capital gains .................                 2                  -                831                  -
                                                ---------------    ---------------    ---------------     --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................                11                  -             31,912                  -
                                                ---------------    ---------------    ---------------     --------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............                68                  -             22,186                  -
   Transfers between funds ..................               234                  -            459,608                  -
   Redemptions (note 3) .....................                 -                  -                  -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                (30)                 -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                (3)                 -                  3                  -
                                                ---------------    ---------------    ---------------     --------------
     Net equity transactions ................               299                  -            481,767                  -
                                                ---------------    ---------------    ---------------     --------------
Net change in contract owners' equity .......               310                  -            513,679                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
Contract owners' equity end of period .......               310                  -            513,679                  -
                                                ===============    ===============    ===============     ==============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------     --------------
   Units purchased ..........................                30                  -             47,713                  -
   Units redeemed ...........................                 -                  -                 (3)                 -
                                                ---------------    ---------------    ---------------     --------------
   Ending units .............................                30                  -             47,710                  -
                                                ===============    ===============    ===============     ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITIDModAgg                         GVITIDModCon
                                                ----------------------------------    ---------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    --------------
   Net investment income (loss) .............   $         3,377                  -                 86                  -
   Realized gain (loss) on investments ......                27                  -                  1                  -
   Change in unrealized gain (loss)
     on investments .........................            18,552                  -                117                  -
   Reinvested capital gains .................             4,596                  -                 25                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            26,552                  -                229                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            15,044                  -              8,079                  -
   Transfers between funds ..................           496,152                  -              2,769                  -
   Redemptions (note 3) .....................                 -                  -                  -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................               (31)                 -                 (1)                 -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                 1                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           511,166                  -             10,844                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           537,718                  -             11,073                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       537,718                  -             11,073                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    --------------
   Units purchased ..........................            48,893                  -              1,048                  -
   Units redeemed ...........................                (3)                 -                  -                  -
                                                ---------------    ---------------    ---------------    --------------
   Ending units .............................            48,890                  -              1,048                  -
                                                ===============    ===============    ===============    ==============

                                                             GVITJPBal                            GartID Agg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    --------------
   Net investment income (loss) .............             1,144                432              3,645                822
   Realized gain (loss) on investments ......               956             (3,242)             5,906               (411)
   Change in unrealized gain (loss)
     on investments .........................             6,946             14,496             67,290             51,775
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,046             11,686             76,841             52,186
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            54,950             35,894            270,187            124,293
   Transfers between funds ..................            (1,694)             9,829             20,098            149,468
   Redemptions (note 3) .....................           (14,794)           (24,519)           (30,604)            (1,086)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (160)              (130)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................               (89)              (429)              (177)                 -
   Adjustments to maintain reserves .........                (5)                (5)                (8)               (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            38,208             20,640            259,496            272,650
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            47,254             32,326            336,337            324,836
Contract owners' equity beginning
  of period .................................            98,367             66,041            409,355             84,519
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           145,621             98,367            745,692            409,355
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            10,009              7,874             47,094             12,677
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             5,878              6,230             33,518             34,718
   Units redeemed ...........................            (2,062)            (4,095)            (4,443)              (301)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            13,825             10,009             76,169             47,094
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartIDCon                            GartIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        14,072              6,686             31,500              5,482
   Realized gain (loss) on investments ......             4,381                (38)            13,602            (17,209)
   Change in unrealized gain (loss)
     on investments .........................            10,218             22,864            216,385            145,327
   Reinvested capital gains .................             7,170                  -              3,321                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            35,841             29,512            264,808            133,600
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           463,378            336,339          1,771,954            517,631
   Transfers between funds ..................           224,471            105,217          1,356,689             59,523
   Redemptions (note 3) .....................          (129,524)            (8,333)          (166,966)           (85,103)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (417)                 -             (2,466)            (1,775)
   Adjustments to maintain reserves .........                52                (39)                31                (32)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           557,960            433,184          2,959,242            490,244
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           593,801            462,696          3,224,050            623,844
Contract owners' equity beginning
  of period .................................           787,586            324,890          1,057,085            433,241
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,381,387            787,586          4,281,135          1,057,085
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            73,292             32,226            109,099             52,794
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            64,734             41,858            323,787             71,388
   Units redeemed ...........................           (13,666)              (792)           (24,578)           (15,083)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           124,360             73,292            408,308            109,099
                                                ===============    ===============    ===============    ===============

                                                           GartIDModAgg                          GartIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             8,027              4,292             12,247              3,483
   Realized gain (loss) on investments ......            84,342             84,254              7,608                269
   Change in unrealized gain (loss)
     on investments .........................            63,536             38,893             40,853             28,912
   Reinvested capital gains .................               117                  -              1,202                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           156,022            127,439             61,910             32,664
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           917,160            531,595            201,881             74,971
   Transfers between funds ..................          (746,605)           603,825            175,737            645,946
   Redemptions (note 3) .....................          (162,996)            (1,069)           (42,840)            (6,810)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (3,424)                 -               (783)                 -
   Adjustments to maintain reserves .........                 3                (26)                10                (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................             4,138          1,134,325            334,005            714,082
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           160,160          1,261,764            395,915            746,746
Contract owners' equity beginning
  of period .................................         1,418,116            156,352            831,220             84,474
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,578,276          1,418,116          1,227,135            831,220
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           155,282             21,384             80,598              9,259
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           336,096            324,819             39,972             72,045
   Units redeemed ...........................          (335,150)          (190,921)            (8,236)              (706)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           156,228            155,282            112,334             80,598
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GartIntlndx                           GartLgCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $           (62)             1,175             (1,905)              (345)
   Realized gain (loss) on investments ......            35,294            238,870            120,071            (44,015)
   Change in unrealized gain (loss)
     on investments .........................           (15,524)            20,252             49,397            233,914
   Reinvested capital gains .................               432                 67                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            20,140            260,364            167,563            189,554
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            10,248             15,856            215,413            257,003
   Transfers between funds ..................          (685,277)           421,503            224,204            171,452
   Redemptions (note 3) .....................            (2,304)              (664)          (219,724)           (73,404)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -             (1,173)              (939)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -               (843)              (487)
   Adjustments to maintain reserves .........               (18)                (7)                60                (18)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (677,351)           436,688            217,937            353,607
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (657,211)           697,052            385,500            543,161
Contract owners' equity beginning
  of period .................................           700,429              3,377          1,115,437            572,276
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        43,218            700,429          1,500,937          1,115,437
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            86,263                564             99,480             64,810
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            28,295          4,039,245             78,801             66,380
   Units redeemed ...........................          (110,028)        (3,953,546)           (60,980)           (31,710)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................             4,530             86,263            117,301             99,480
                                                ===============    ===============    ===============    ===============

                                                           GartMdCpMkt                            GartMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (4,025)            (2,041)           (52,033)           (92,430)
   Realized gain (loss) on investments ......            34,269              3,229                  -                  -
   Change in unrealized gain (loss)
     on investments .........................            42,609             88,456                  -                  -
   Reinvested capital gains .................            14,392              4,169                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            87,245             93,813            (52,033)           (92,430)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           189,591            105,220          2,030,651          1,546,954
   Transfers between funds ..................            90,515             18,512           (325,409)        (1,097,937)
   Redemptions (note 3) .....................           (24,930)           (45,072)        (2,922,171)        (4,103,385)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (19,115)           (22,285)
   Contingent deferred sales charges
     (note 2) ...............................              (140)            (1,673)           (19,583)           (50,921)
   Adjustments to maintain reserves .........               (26)               (13)               414           (209,215)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           255,010             76,974         (1,255,213)        (3,936,789)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           342,255            170,787         (1,307,246)        (4,029,219)
Contract owners' equity beginning
  of period .................................           433,003            262,216         10,938,742         14,967,961
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           775,258            433,003          9,631,496         10,938,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            40,923             32,942            472,855            633,619
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            37,008             14,056            385,033            464,808
   Units redeemed ...........................           (13,706)            (6,075)          (439,214)          (625,572)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            64,225             40,923            418,674            472,855
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GartMyMktS                            GartNWFund
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $       (29,439)           (79,019)            (5,983)           (23,927)
   Realized gain (loss) on investments ......                 -                  -           (493,639)          (535,258)
   Change in unrealized gain (loss)
     on investments .........................                 -                  -            941,966          1,720,268
   Reinvested capital gains .................                 -                  -             23,749                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           (29,439)           (79,019)           466,093          1,161,083
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         2,592,987         14,629,178            583,702            742,231
   Transfers between funds ..................        (1,815,080)        (5,501,087)          (333,650)           (96,258)
   Redemptions (note 3) .....................        (9,026,740)        (6,106,601)          (521,825)          (562,388)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (10,507)           (11,724)
   Contingent deferred sales charges
     (note 2) ...............................           (22,467)           (11,374)            (2,965)            (8,321)
   Adjustments to maintain reserves .........                11               (293)               174                 69
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (8,271,289)         3,009,823           (285,071)            63,609
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (8,300,728)         2,930,804            181,022          1,224,692
Contract owners' equity beginning
  of period .................................        11,007,017          8,076,213          5,727,949          4,503,257
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,706,289         11,007,017          5,908,971          5,727,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................         1,054,174            767,343             88,218             66,389
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................         1,597,360         31,536,835             20,302             36,190
   Units redeemed ...........................        (2,391,402)       (31,250,004)           (21,139)           (14,361)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           260,132          1,054,174             87,381             88,218
                                                ===============    ===============    ===============    ===============

                                                          GartSP500Indx                           GartSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             2,717             (4,021)           (34,417)           (16,081)
   Realized gain (loss) on investments ......           292,997           (438,625)            23,023            324,395
   Change in unrealized gain (loss)
     on investments .........................             5,453          1,083,044            255,782             73,718
   Reinvested capital gains .................                 -                  -            418,170             28,030
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           301,167            640,398            662,558            410,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           632,910            706,396            642,389            298,347
   Transfers between funds ..................          (235,636)            18,931            743,106            891,016
   Redemptions (note 3) .....................          (362,190)          (350,601)          (254,613)          (176,149)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (2,256)            (2,066)            (2,911)            (2,065)
   Contingent deferred sales charges
     (note 2) ...............................            (5,451)            (1,979)            (3,013)            (2,352)
   Adjustments to maintain reserves .........                17             (1,954)               123                 43
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            27,394            368,727          1,125,081          1,008,840
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           328,561          1,009,125          1,787,639          1,418,902
Contract owners' equity beginning
  of period .................................         3,324,284          2,315,159          2,125,948            707,046
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,652,845          3,324,284          3,913,587          2,125,948
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           423,786            374,477            153,649             74,127
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           202,020            405,659            155,499            520,278
   Units redeemed ...........................          (198,464)          (356,350)           (77,850)          (440,756)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           427,342            423,786            231,298            153,649
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GartSmCapIx                           GartValOpp
                                                ---------------------------------     ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        (2,711)              (724)            (4,888)              (939)
   Realized gain (loss) on investments ......            35,609             12,763              7,554                  4
   Change in unrealized gain (loss)
     on investments .........................            38,961             32,295            (48,493)            31,029
   Reinvested capital gains .................            29,061              4,624            104,176                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           100,920             48,958             58,349             30,094
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           277,698             87,806            312,020             27,521
   Transfers between funds ..................           197,202            111,006             74,819            100,619
   Redemptions (note 3) .....................           (62,009)            (2,114)            (9,260)            (1,764)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (835)               (22)              (167)               (74)
   Adjustments to maintain reserves .........               (17)               (17)               (28)               (12)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           412,039            196,659            377,384            126,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           512,959            245,617            435,733            156,384
Contract owners' equity beginning
  of period .................................           298,888             53,271            196,853             40,469
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       811,847            298,888            632,586            196,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            27,945              7,171             15,946              4,444
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            53,368             60,384             32,832             12,363
   Units redeemed ...........................           (16,246)           (39,610)            (3,188)              (861)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            65,067             27,945             45,590             15,946
                                                ===============    ===============    ===============    ===============

                                                             InvDynam                              InvSmCoGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (79,059)           (70,766)            (6,051)            (6,675)
   Realized gain (loss) on investments ......        (1,297,653)        (2,135,421)             8,784             40,219
   Change in unrealized gain (loss)
     on investments .........................         1,972,234          3,917,838             48,684             61,304
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           595,522          1,711,651             51,417             94,848
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           569,959            785,875             54,377            121,612
   Transfers between funds ..................          (734,780)           129,888             23,951           (864,737)
   Redemptions (note 3) .....................          (795,250)          (490,155)          (171,880)          (128,133)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (8,655)            (8,981)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................           (11,388)            (8,969)              (536)            (1,936)
   Adjustments to maintain reserves .........             2,802               (855)                97                864
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (977,312)           406,803            (93,991)          (872,330)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (381,790)         2,118,454            (42,574)          (777,482)
Contract owners' equity beginning
  of period .................................         6,557,162          4,438,708            569,039          1,346,521
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,175,372          6,557,162            526,465            569,039
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           833,176            758,031             92,094            288,252
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           118,918            432,108             43,077            902,814
   Units redeemed ...........................          (231,003)          (356,963)           (58,888)        (1,098,972)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           721,091            833,176             76,283             92,094
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             InvTotRet                             JanBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $           620              1,275              5,768              6,842
   Realized gain (loss) on investments ......            (9,695)           (23,266)            38,417             32,474
   Change in unrealized gain (loss)
     on investments .........................            17,770             72,307             44,592            132,944
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             8,695             50,316             88,777            172,260
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            13,333             47,334            247,393            559,173
   Transfers between funds ..................           (66,368)            22,082           (393,695)          (172,745)
   Redemptions (note 3) .....................           (27,619)           (74,203)           (59,562)           (45,674)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (740)               (29)            (1,499)              (856)
   Adjustments to maintain reserves .........               (16)               (15)               (55)               (21)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           (81,410)            (4,831)          (207,418)           339,877
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (72,715)            45,485           (118,641)           512,137
Contract owners' equity beginning
  of period .................................           411,647            366,162          1,427,611            915,474
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       338,932            411,647          1,308,970          1,427,611
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            43,049             44,076            148,887            107,570
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             2,339              8,518             29,550            210,488
   Units redeemed ...........................           (10,810)            (9,545)           (50,761)          (169,171)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            34,578             43,049            127,676            148,887
                                                ===============    ===============    ===============    ===============

                                                             JanIntl                               JanWorld
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (1,941)            (1,502)            (8,752)            (6,978)
   Realized gain (loss) on investments ......            39,561            385,978             44,174            151,084
   Change in unrealized gain (loss)
     on investments .........................           (28,249)            31,646            (13,055)           126,405
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,371            416,122             22,367            270,511
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............             6,239            160,837             53,572            382,064
   Transfers between funds ..................          (694,671)           127,384           (482,811)          (224,185)
   Redemptions (note 3) .....................            (1,038)           (13,670)           (55,155)           (81,942)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                (8)                 -             (1,021)            (1,751)
   Adjustments to maintain reserves .........               (25)               (11)                (3)               (60)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (689,503)           274,540           (485,418)            74,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (680,132)           690,662           (463,051)           344,637
Contract owners' equity beginning
  of period .................................           730,459             39,797          1,299,031            954,394
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            50,327            730,459            835,980          1,299,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           109,672              7,960            212,407            189,431
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           147,928          8,672,414             10,495          3,541,684
   Units redeemed ...........................          (251,202)        (8,570,702)           (90,740)        (3,518,708)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................             6,398            109,672            132,162            212,407
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             JanFund                               Jan20Fd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $      (126,686)          (128,527)          (288,902)          (168,709)
   Realized gain (loss) on investments ......        (2,206,385)        (2,086,105)        (2,175,763)        (3,450,451)
   Change in unrealized gain (loss)
     on investments .........................         2,605,897          4,853,657          7,111,874          8,216,691
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           272,826          2,639,025          4,647,209          4,597,531
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           741,313            976,026          1,791,921          2,318,493
   Transfers between funds ..................        (1,064,177)          (724,143)        (1,479,344)        (1,956,769)
   Redemptions (note 3) .....................        (1,384,366)        (1,178,410)        (2,794,605)        (2,626,034)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (18,686)           (21,901)           (45,304)           (51,639)
   Contingent deferred sales charges
     (note 2) ...............................           (14,305)           (18,409)           (30,394)           (38,949)
   Adjustments to maintain reserves .........               312            (38,782)             1,032            (28,985)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (1,739,909)        (1,005,619)        (2,556,694)        (2,383,883)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,467,083)         1,633,406          2,090,515          2,213,648
Contract owners' equity beginning
  of period .................................        11,013,476          9,380,070         22,785,027         20,571,379
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     9,546,393         11,013,476         24,875,542         22,785,027
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           840,546            927,009          1,367,638          1,505,246
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            78,587            146,217            124,178            214,857
   Units redeemed ...........................          (209,054)          (232,680)          (316,880)          (352,465)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           710,079            840,546          1,174,936          1,367,638
                                                ===============    ===============    ===============    ===============

                                                             JanWrldwde                            LazSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (54,589)           (31,224)           (36,844)           (26,117)
   Realized gain (loss) on investments ......        (2,914,362)        (1,063,232)           158,646           (117,454)
   Change in unrealized gain (loss)
     on investments .........................         3,236,569          3,051,655           (268,777)           823,380
   Reinvested capital gains .................                 -                  -            523,382                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           267,618          1,957,199            376,407            679,809
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           326,608            944,330            318,772            346,739
   Transfers between funds ..................        (1,681,251)        (1,151,130)           427,369           (892,470)
   Redemptions (note 3) .....................        (1,225,229)        (1,115,842)          (333,245)          (311,522)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................           (16,339)           (19,886)            (2,873)            (2,578)
   Contingent deferred sales charges
     (note 2) ...............................           (12,385)           (15,633)            (2,192)            (5,073)
   Adjustments to maintain reserves .........               295                 34                 92             (1,376)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................        (2,608,301)        (1,358,127)           407,923           (866,280)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,340,683)           599,072            784,330           (186,471)
Contract owners' equity beginning
  of period .................................        10,109,603          9,510,531          2,558,176          2,744,647
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         7,768,920         10,109,603          3,342,506          2,558,176
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           745,134            864,427            168,554            255,464
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            30,813             95,375             74,318            236,439
   Units redeemed ...........................          (223,623)          (214,668)           (48,740)          (323,349)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           552,324            745,134            194,132            168,554
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             MFSStratIncA                          NWLgCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        38,157             29,221                  -             (2,964)
   Realized gain (loss) on investments ......            13,896              4,551                  -             11,873
   Change in unrealized gain (loss)
     on investments .........................             2,176             37,811                  -             39,317
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            54,229             71,583                  -             48,226
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            69,765             51,298                  -            105,157
   Transfers between funds ..................           141,989            240,701                  -           (334,908)
   Redemptions (note 3) .....................          (114,560)           (46,402)                 -            (28,962)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,080)            (1,029)                 -               (518)
   Contingent deferred sales charges
     (note 2) ...............................              (694)              (139)                 -             (1,430)
   Adjustments to maintain reserves .........               (29)                27                  -             (1,693)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            95,391            244,456                  -           (262,354)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           149,620            316,039                  -           (214,128)
Contract owners' equity beginning
  of period .................................           741,264            425,225                  -            214,128
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       890,884            741,264                  -                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            61,538             39,645                  -             41,537
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            21,320             37,935                  -             84,844
   Units redeemed ...........................           (13,682)           (16,042)                 -           (126,381)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            69,176             61,538                  -                  -
                                                ===============    ===============    ===============    ===============

                                                             NBEFGuard                             NBEFPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (31,793)           (31,439)           (30,413)           (55,469)
   Realized gain (loss) on investments ......          (150,646)          (603,972)          (134,716)          (420,582)
   Change in unrealized gain (loss)
     on investments .........................           603,738          1,529,560          1,002,587          1,761,525
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           421,299            894,149            837,458          1,285,474
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           167,669            130,934            297,445            302,207
   Transfers between funds ..................           (84,114)          (299,624)            43,186            104,703
   Redemptions (note 3) .....................          (513,396)          (511,602)          (753,635)          (540,024)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,172)            (4,382)            (7,395)            (7,328)
   Contingent deferred sales charges
     (note 2) ...............................            (4,013)            (3,344)            (3,404)            (5,989)
   Adjustments to maintain reserves .........               101                 10                241                 12
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (437,925)          (688,008)          (423,562)          (146,419)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (16,626)           206,141            413,896          1,139,055
Contract owners' equity beginning
  of period .................................         3,265,121          3,058,980          5,057,026          3,917,971
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,248,495          3,265,121          5,470,922          5,057,026
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           193,335            241,595            201,663            209,534
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            16,149             14,784             24,732             37,028
   Units redeemed ...........................           (41,570)           (63,044)           (40,980)           (44,899)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           167,914            193,335            185,415            201,663
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBETGen                               NBETGuard
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $      (148,378)           (97,694)            (3,420)            (2,831)
   Realized gain (loss) on investments ......           381,383          1,268,957              3,821            (20,326)
   Change in unrealized gain (loss)
     on investments .........................         1,307,627            970,033             50,820            105,324
   Reinvested capital gains .................           412,375              5,247                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         1,953,007          2,146,543             51,221             82,167
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,881,461          1,422,422              5,904             33,986
   Transfers between funds ..................         1,926,834          1,219,170             16,844             10,878
   Redemptions (note 3) .....................        (1,345,727)        (1,152,522)           (20,954)           (35,883)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (9,296)            (7,399)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................           (11,383)            (8,793)              (491)              (332)
   Adjustments to maintain reserves .........               467               (754)               (39)               (28)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................         2,442,356          1,472,124              1,264              8,621
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         4,395,363          3,618,667             52,485             90,788
Contract owners' equity beginning
  of period .................................        10,220,042          6,601,375            350,024            259,236
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    14,615,405         10,220,042            402,509            350,024
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           606,006            507,180             39,493             39,007
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           310,639            736,660             10,985              7,311
   Units redeemed ...........................          (177,790)          (637,834)           (10,869)            (6,825)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           738,855            606,006             39,609             39,493
                                                ===============    ===============    ===============    ===============

                                                             NBETPart                              NBETSocRes
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............            (1,476)            (2,339)              (266)                 -
   Realized gain (loss) on investments ......            14,960             49,303                  5                  -
   Change in unrealized gain (loss)
     on investments .........................            37,271             44,024              5,200                  -
   Reinvested capital gains .................                 -                  -              1,779                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            50,755             90,988              6,718                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            20,658             15,886             32,600                  -
   Transfers between funds ..................           120,743            (20,275)            49,643                  -
   Redemptions (note 3) .....................           (56,652)            (9,859)              (383)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (361)              (424)                 -                  -
   Adjustments to maintain reserves .........               (43)                 5                 (4)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            84,345            (14,667)            81,856                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           135,100             76,321             88,574                  -
Contract owners' equity beginning
  of period .................................           223,623            147,302                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           358,723            223,623             88,574                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            23,117             20,457                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            21,874            385,831              7,887                  -
   Units redeemed ...........................           (13,481)          (383,171)               (42)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            31,510             23,117              7,845                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBLtdMat                              OppCapApA
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        30,999             31,100            (21,823)            (9,820)
   Realized gain (loss) on investments ......            (9,456)               628             40,943            (37,382)
   Change in unrealized gain (loss)
     on investments .........................           (26,584)           (14,778)            95,796            294,416
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            (5,041)            16,950            114,916            247,214
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           100,699             90,872            327,870            439,879
   Transfers between funds ..................           120,724            137,722            634,127            344,731
   Redemptions (note 3) .....................          (317,927)          (112,921)          (105,360)           (29,293)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,352)            (1,539)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (3,405)              (818)            (3,697)              (836)
   Adjustments to maintain reserves .........                56                127                 (2)               (25)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (101,205)           113,443            852,938            754,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (106,246)           130,393            967,854          1,001,670
Contract owners' equity beginning
  of period .................................         1,394,009          1,263,616          1,565,653            563,983
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,287,763          1,394,009          2,533,507          1,565,653
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            97,423             89,370            213,208             98,464
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            25,101             42,696            187,268            140,074
   Units redeemed ...........................           (32,177)           (34,643)           (72,556)           (25,330)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            90,347             97,423            327,920            213,208
                                                ===============    ===============    ===============    ===============

                                                             OppChpInc                             OppGlob
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             6,901              1,847           (116,810)           (49,145)
   Realized gain (loss) on investments ......               893                  8            798,982           (265,470)
   Change in unrealized gain (loss)
     on investments .........................             3,171              3,546          1,755,826          5,097,672
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            10,965              5,401          2,437,998          4,783,057
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            70,706             25,716            638,601          1,760,899
   Transfers between funds ..................             2,360             43,246         (1,691,538)           863,002
   Redemptions (note 3) .....................            (6,385)              (618)        (2,389,090)        (1,241,656)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -            (16,792)           (16,247)
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -            (20,334)           (10,448)
   Adjustments to maintain reserves .........                (8)                 4                656            (69,176)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            66,673             68,348         (3,478,497)         1,286,374
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            77,638             73,749         (1,040,499)         6,069,431
Contract owners' equity beginning
  of period .................................            73,749                  -         17,127,357         11,057,926
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           151,387             73,749         16,086,858         17,127,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................             6,563                  -            799,413            645,872
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             7,621              6,620            188,210          3,943,435
   Units redeemed ...........................            (1,704)               (57)          (362,508)        (3,789,894)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            12,480              6,563            625,115            799,413
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppGlSec4                             OppStrInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $       (13,987)                 -             18,670              6,316
   Realized gain (loss) on investments ......             2,030                  -              3,034              9,356
   Change in unrealized gain (loss)
     on investments .........................           460,712                  -              6,181              8,698
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           448,755                  -             27,885             24,370
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............         1,014,942                  -            135,876             92,221
   Transfers between funds ..................         2,042,665                  -            (13,911)            32,598
   Redemptions (note 3) .....................           (58,936)                 -             (8,957)            (7,219)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................              (825)                 -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (874)                 -                (97)              (158)
   Adjustments to maintain reserves .........               (48)                 -                 34                 94
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................         2,996,924                  -            112,945            117,536
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,445,679                  -            140,830            141,906
Contract owners' equity beginning
  of period .................................                 -                  -            237,385             95,479
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,445,679                  -            378,215            237,385
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................                 -                  -             18,797              8,948
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................           310,430                  -             14,902             21,635
   Units redeemed ...........................           (12,063)                 -             (6,103)           (11,786)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           298,367                  -             27,596             18,797
                                                ===============    ===============    ===============    ===============

                                                             PhxBalFd                              PimTotRet
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             9,765              6,885             26,577             38,359
   Realized gain (loss) on investments ......            (8,538)           (28,454)             8,221              9,305
   Change in unrealized gain (loss)
     on investments .........................            15,780            154,952            (31,688)            (4,858)
   Reinvested capital gains .................            43,528                  -            114,299             40,962
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            60,535            133,383            117,409             83,768
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           105,888             92,830          1,122,627            715,052
   Transfers between funds ..................            17,923             83,246            285,951            140,216
   Redemptions (note 3) .....................           (45,697)           (73,464)          (249,562)          (155,867)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (1,527)            (1,678)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................              (213)              (247)            (1,210)            (2,866)
   Adjustments to maintain reserves .........                27                  -               (446)              (297)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            76,401            100,687          1,157,360            696,238
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           136,936            234,070          1,274,769            780,006
Contract owners' equity beginning
  of period .................................           991,782            757,712          2,573,697          1,793,691
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,128,718            991,782          3,848,466          2,573,697
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            53,906             48,209            203,571            147,395
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             8,111             12,185            153,285             95,159
   Units redeemed ...........................            (4,017)            (6,488)           (62,713)           (38,983)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            58,000             53,906            294,143            203,571
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              PIntEq                               PVoyager
                                                ---------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $          (218)             3,533               (868)              (173)
   Realized gain (loss) on investments ......            27,831             99,315                132                481
   Change in unrealized gain (loss)
     on investments .........................           (17,631)            18,002              4,933              2,773
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................             9,982            120,850              4,197              3,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            10,444              5,771              8,045             10,690
   Transfers between funds ..................          (323,292)           183,951             18,596             64,090
   Redemptions (note 3) .....................              (161)            (3,708)              (292)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                  -                  -
   Adjustments to maintain reserves .........                (1)                 2                (27)                 7
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (313,010)           186,016             26,322             72,890
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (303,028)           306,866             30,519             75,971
Contract owners' equity beginning
  of period .................................           306,866                  -             75,971                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,838            306,866            106,490             75,971
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            24,231                  -              6,455                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................               658          1,711,323              2,348              6,990
   Units redeemed ...........................           (24,624)        (1,687,092)               (80)              (535)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................               265             24,231              8,723              6,455
                                                ===============    ===============    ===============    ===============

                                                             StComStk                             StrMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (53,486)           (42,927)            (3,145)            (1,258)
   Realized gain (loss) on investments ......            76,521            (57,481)             9,324             (6,549)
   Change in unrealized gain (loss)
     on investments .........................            18,748          1,222,510             40,233             31,194
   Reinvested capital gains .................           299,824                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           341,607          1,122,102             46,412             23,387
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           372,606            662,430             57,087             36,200
   Transfers between funds ..................           (11,597)           (71,121)             8,215            120,177
   Redemptions (note 3) .....................          (508,831)          (383,098)           (17,987)           (12,765)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (3,404)            (3,354)                 -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (6,996)            (5,190)              (222)               (35)
   Adjustments to maintain reserves .........             2,004             (2,535)               (14)               (10)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (156,218)           197,132             47,079            143,567
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           185,389          1,319,234             93,491            166,954
Contract owners' equity beginning
  of period .................................         4,210,020          2,890,786            226,739             59,785
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,395,409          4,210,020            320,230            226,739
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           332,850            305,307             52,440             18,389
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            62,345            137,289             22,145             42,308
   Units redeemed ...........................           (75,922)          (109,746)           (11,198)            (8,257)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           319,273            332,850             63,387             52,440
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             StrGrInc                             StrGrowth
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $        (1,471)            (1,204)              (111)                 -
   Realized gain (loss) on investments ......               530             (1,061)               (56)                 -
   Change in unrealized gain (loss)
     on investments .........................            19,115             31,118              1,421                  -
   Reinvested capital gains .................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            18,174             28,853              1,254                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............            11,169             17,065              4,473                  -
   Transfers between funds ..................            11,416             83,931             13,063                  -
   Redemptions (note 3) .....................            (4,879)            (7,091)                 -                  -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                (81)                 -                  -
   Adjustments to maintain reserves .........               (27)                (9)                (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................            17,679             93,815             17,533                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            35,853            122,668             18,787                  -
Contract owners' equity beginning
  of period .................................           221,102             98,434                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       256,955            221,102             18,787                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            33,718             18,511                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................             3,761             16,474              1,844                  -
   Units redeemed ...........................            (1,061)            (1,267)              (142)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            36,418             33,718              1,702                  -
                                                ===============    ===============    ===============    ===============

                                                              StLCap                               TemForFd
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............           (25,793)           (26,339)            37,555             49,899
   Realized gain (loss) on investments ......          (602,331)          (920,557)           349,725          1,265,168
   Change in unrealized gain (loss)
     on investments .........................           765,975          1,401,047            564,237            513,393
   Reinvested capital gains .................                 -                  -             10,182                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           137,851            454,151            961,699          1,828,460
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           203,411            257,783            272,100            648,009
   Transfers between funds ..................          (123,151)           (83,881)        (1,297,377)           735,811
   Redemptions (note 3) .....................          (378,964)          (270,877)          (799,787)          (744,639)
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................            (4,152)            (4,739)            (6,004)            (5,834)
   Contingent deferred sales charges
     (note 2) ...............................            (2,211)            (3,861)            (6,558)            (4,776)
   Adjustments to maintain reserves .........                79                  7                563               (523)
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................          (304,988)          (105,568)        (1,837,063)           628,048
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (167,137)           348,583           (875,364)         2,456,508
Contract owners' equity beginning
  of period .................................         2,180,594          1,832,011          7,349,490          4,892,982
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,013,457          2,180,594          6,474,126          7,349,490
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................           104,342            109,741            491,545            397,854
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            12,997             29,918            172,534          5,376,628
   Units redeemed ...........................           (27,492)           (35,317)          (300,247)        (5,282,937)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            89,847            104,342            363,832            491,545
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKGrInc                             VKMidCapGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............   $         2,573                509               (784)               (14)
   Realized gain (loss) on investments ......             7,606                 46              2,125                  -
   Change in unrealized gain (loss)
     on investments .........................           135,475             36,313             13,918                413
   Reinvested capital gains .................             8,050                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................           153,704             36,868             15,259                399
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           455,167            292,332             26,847             11,919
   Transfers between funds ..................           457,098            146,543             86,316              6,324
   Redemptions (note 3) .....................           (39,600)              (895)           (10,255)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................            (1,013)                 -                (14)                 -
   Adjustments to maintain reserves .........                 6                  -                  9                  9
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           871,658            437,980            102,903             18,252
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,025,362            474,848            118,162             18,651
Contract owners' equity beginning
  of period .................................           474,848                  -             18,651                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,500,210            474,848            136,813             18,651
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................            38,228                  -              1,518                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            75,707             38,314              8,770              1,518
   Units redeemed ...........................            (6,769)               (86)              (986)                 -
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................           107,166             38,228              9,302              1,518
                                                ===============    ===============    ===============    ===============

                                                           VKRealEstSec                           WRAdSmCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
   Net investment income (loss) .............             2,005                600               (739)               (33)
   Realized gain (loss) on investments ......            29,845                795                409                114
   Change in unrealized gain (loss)
     on investments .........................            42,525              4,156             22,470                688
   Reinvested capital gains .................            19,873                194                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................            94,248              5,745             22,140                769
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
   Purchase payments received from
     contract owners (note 3) ...............           338,906             34,858            126,393                227
   Transfers between funds ..................           164,155             31,728             (1,305)             8,128
   Redemptions (note 3) .....................            (7,546)              (228)            (1,750)                 -
   Annuity benefits .........................                 -                  -                  -                  -
   Annual contract maintenance charges
     (note 2) ...............................                 -                  -                  -                  -
   Contingent deferred sales charges
     (note 2) ...............................                 -                  -                (11)                 -
   Adjustments to maintain reserves .........               (36)                (6)                11                  1
                                                ---------------    ---------------    ---------------    ---------------
     Net equity transactions ................           495,479             66,352            123,338              8,356
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           589,727             72,097            145,478              9,125
Contract owners' equity beginning
  of period .................................            72,097                  -              9,125                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           661,824             72,097            154,603              9,125
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
   Beginning units ..........................             5,655                  -                747                  -
                                                ---------------    ---------------    ---------------    ---------------
   Units purchased ..........................            45,207              6,411             12,718                856
   Units redeemed ...........................           (12,447)              (756)            (2,181)              (109)
                                                ---------------    ---------------    ---------------    ---------------
   Ending units .............................            38,415              5,655             11,284                747
                                                ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class (ACIncGroI)
               American Century International Growth Fund - Advisor Class (ACIntlGrA)
               American Century International Growth Fund - Investor Class (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
               American Century Ultra/(R)/ Fund - Investor Class (ACUltraI) American Century VP - International Fund - Class IV (ACVPInt4) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Credit Suisse Mid Cap Growth Fund - Common Shares (CSMidCpGr)
                    (formerly Credit Suisse Emerging Growth Fund - Common
                    Shares)
               Delaware Delchester Fund - Institutional Class (DeDelFund)
                    (formerly Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)*
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Balanced Opportunity Fund - Class Z (DryBalOpp) Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Corporate Bond Fund -Institutional Service Class (FedIntCorpBd)
                    (formerly Federated Intermediate Income Fund - Institutional Service Class)
               Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
               Fidelity/(R)/ Advisor Balanced Fund - Class A (FidABalA) Fidelity/(R)/ Advisor Balanced Fund - Class T (FidABalT) Fidelity/(R)/ Advisor Equity Growth Fund - Class A (FidAEGroA)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               Fidelity/(R)/ Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity/(R)/ Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
               Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
               Fidelity/(R)/ Advisor High Income Advantage Fund - Class T (FidAHiIncT)
                    (formerly Fidelity/(R)/ Advisor High Yield Fund - Class T)
               Fidelity/(R)/ Advisor Overseas Fund - Class A (FidAOvA) Fidelity/(R)/ Asset Manager/(TM)/ (FidAsMgr)
               Fidelity/(R)/ Capital & Income Fund (FidCapInc)
               Fidelity/(R)/ Equity-Income Fund (FidEqInc)
               Fidelity/(R)/ Magellan/(R)/ Fund (FidMgln)
               Fidelity/(R)/ Puritan/(R)/ Fund (FidPurtn)
               Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
               Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
               Franklin Small Mid Cap Growth Fund I - Class A (FranSmMdCap)
                    (formerly Franklin Small Cap Growth Fund I - Class A)
               Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
               Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Bond Index Fund - Class A (GartBdIx)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class A (GartGrowA)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
               Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
               Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
               Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
               Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
               Gartmore International Index Fund - Class A (GartIntlndx) Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Mid Cap Market Index Fund - Class A (GartMdCpMkt) Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Nationwide Fund - Class D (GartNWFund)
                    (formerly Gartmore Total Return Fund - Class D)
               Gartmore S&P 500 Index Fund - Service Class (GartSP500Indx) Gartmore Small Cap Fund - Class A (GartSmCap)
               Gartmore Small Cap Index Fund - Class A (GartSmCapIx)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS/(R)/ Strategic Income Fund - Class A (MFSStratIncA) Nationwide/(R)/ Large Cap Growth Fund - Class A (NWLgCapGr)* Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
               (NBETPart)
               Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares (NBETSocRes)
               Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Champion Income Fund A (OppChpInc)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Putnam International Equity Fund - Class A (PIntEq)
               Putnam Voyager Fund - Class A (PVoyager)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Growth Fund (StrGrowth)
               Strong Large Cap Growth Fund (StLCap)
               Templeton Foreign Fund - Class A (TemForFd)
               Van Kampen Growth and Income Fund - Class A (VKGrInc)
               Van Kampen Mid Cap Growth Fund - Class A (VKMidCapGro)
                    (formerly Van Kampen Growth Fund - Class A)
               Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec) Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)* Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)

               *At December 31, 2004, contract owners were not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                       Nationwide Variable Account Options                         Soloist   Successor
------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring ...........................................      1.30%      1.20%
------------------------------------------------------------------------------------------------------
CDSC Options:
  Seven Year CDSC ..............................................................         -      -0.25%
  Five Year CDSC ...............................................................         -      -0.10%
------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:
    Initial lowered to $1,000 and subsequent lowered to $25.
  In states other than Oregon ..................................................         -       0.25%
  In Oregon only ...............................................................         -       0.30%
------------------------------------------------------------------------------------------------------
Death Benefit Options:
  Five-Year Reset ..............................................................         -       0.05%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
  One-Year Enhanced (for contracts issued on or after 1-2-01) ..................         -       0.15%
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
  Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)..         -       0.20%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
  One-Year Step Up (for contracts issued prior to 1-2-01) ......................         -       0.10%
    If death before annuitization, benefit will be greatest of (i)
     contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.
------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
     (for contracts issued prior to May 1, 2003).
  Option 1 .....................................................................         -       0.45%
  Option 2 .....................................................................         -       0.30%
------------------------------------------------------------------------------------------------------
Beneficiary Protector Option ...................................................         -       0.40%
     Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: .........................................      1.30%      2.55%
------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                  Total         ACGroI      ACIncGroA      ACIncGroI      ACIntlGrA      ACIntlGrI       ACSTGvtI       ACUltraI
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $    294,493          1,427          7,598              -          1,316              -          7,241         10,554
1.00% ....       12,626             19            347              -              -              -          1,859            276
1.05% ....        8,669            434            820              -             31              -              -            265
1.10% ....       68,019             21          1,627              -            362              -            197          3,299
1.15% ....       20,584             72            108              -            188              -              -            858
1.20% ....      252,807          2,742          8,076              -          3,349              -          1,543         10,954
1.25% ....       57,765            451          2,291              -            336              -            260          1,695
1.30% ....    3,203,740        101,980            140         92,582              -         26,091         25,925        197,860
1.35% ....       22,479            472            544              -             44              -            156          1,164
1.40% ....       90,377            572          2,310              -             57              -             48            611
1.45% ....       57,113          1,367          1,384              -            186              -          1,239          1,949
1.50% ....       10,844            117            344              -             69              -             21            171
1.55% ....        7,612             27            166              -              -              -              -             27
1.60% ....        2,294              -              2              -              -              -              -              7
1.65% ....        4,201              4            315              -              -              -            103            193
1.70% ....        1,522             59             32              -              -              -             27              -
1.75% ....          214              -              -              -              -              -             15              -
1.80% ....          258              -              -              -              -              -              -              -
1.85% ....          573              -             43              -              -              -             37             19
1.90% ....          565              -             14              -              6              -              7              -
2.05% ....           17              -              -              -              -              -              -              -
2.10% ....           15              -              -              -              -              -              -              -
2.25% ....          183              -              -              -              -              -              -              8
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $  4,116,970        109,764         26,161         92,582          5,944         26,091         38,678        229,910
           ============   ============   ============   ============   ============   ============   ============   ============

               ACVPInt4       CSGIFixI      CSMidCpGr      DeDelFund      DryABonds         DryApp         DryBal       DryELead
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $          -              -              -              -              -         10,970          1,326             73
1.00% ....            -              -              -              -              -            458          1,182              -
1.05% ....            -              -              -              -              -              -            501              -
1.10% ....            6              -              -              -              -          1,561          1,462              -
1.15% ....            -              -              -              -              -            235             40              -
1.20% ....          542              -              -              -              -          7,309          1,450            919
1.25% ....           39              -              -              -              -          1,358            356             47
1.30% ....        1,150         12,652         50,125          5,803         43,240         36,963              -              -
1.35% ....            3              -              -              -              -          1,216            242              -
1.40% ....           12              -              -              -              -            492         17,917              -
1.45% ....           18              -              -              -              -          1,007            808              -
1.50% ....            -              -              -              -              -            298             39              -
1.55% ....            -              -              -              -              -          1,238             47              -
1.60% ....            3              -              -              -              -              2            155              -
1.65% ....            -              -              -              -              -             45              -              -
1.70% ....            -              -              -              -              -             55             16              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -             11              -              -
1.90% ....            1              -              -              -              -             67              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals   $      1,774         12,652         50,125          5,803         43,240         63,285         25,541          1,039
           ============   ============   ============   ============   ============   ============   ============   ============

              DryBalOpp       Dry3dCen       Dry500Ix          EvInc       FedEqInc       FedHiYld   FedIntCorpBd        FedBdFd
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $         55            191              -              -            262          2,175          2,187          1,218
1.00% ....           49              -              -              -              -             60              6              -
1.05% ....           20              -              -              -              -              7              -            269
1.10% ....           60              9              -              -              -            265            844            822
1.15% ....            -            121              -              -              -            225              -              -
1.20% ....           63          1,066              -              -            714          8,482          1,617          1,104
1.25% ....           11            292              -              -            183            739            136            422
1.30% ....            -         12,520        242,417         13,729              -         17,622              -         25,117

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     DryBalOpp       Dry3dCen       Dry500Ix          EvInc       FedEqInc       FedHiYld   FedIntCorpBd        FedBdFd
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.35% ....           13             17              -              -              5             84            117             96
1.40% ....          758             38              -              -              -            639            950            251
1.45% ....           44            449              -              -             15            395            293            525
1.50% ....            2             30              -              -              2             74             11              -
1.55% ....            -              -              -              -              -              -              -             34
1.60% ....            9              -              -              -              -              1              -              -
1.65% ....            -            183              -              -              -              8            183              -
1.70% ....            1             10              -              -              -             26              -              -
1.75% ....            -              -              -              -              -              -             15              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -             18              -              -              -             18             37              -
1.90% ....            -              -              -              -              -              -              -              7
2.05% ....            -              -              -              -              -              -              -             11
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      1,085         14,944        242,417         13,729          1,181         30,820          6,396         29,876
           ============   ============   ============   ============   ============   ============   ============   ============

               FidABalA       FidABalT      FidAEGroA     FidAEqIncA     FidAEqIncT     FidAGrOppA     FidAGrOppT     FidAHiIncT
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      3,053              -          6,895         16,702              -            959              -          5,546
1.00% ....            4              -              -            192              -             90              -            202
1.05% ....           73              -              -            321              -              -              -              -
1.10% ....        1,893              -            369          2,792              -            499              -            139
1.15% ....            -              -              -            881              -              -              -            174
1.20% ....        1,655              -          2,666          9,219              -          3,551              -          2,015
1.25% ....          550              -            793          1,742              -            215              -            546
1.30% ....            -         15,991              -             97         49,129              -         57,145         36,035
1.35% ....          524              -             59          1,296              -            113              -             94
1.40% ....           31              -            419          1,492              -             38              -            744
1.45% ....          801              -            729          2,542              -            633              -            182
1.50% ....          180              -            114            577              -            177              -             85
1.55% ....            -              -              3          1,843              -              -              -              -
1.60% ....            -              -              1             23              -              -              -              -
1.65% ....            -              -            151            335              -              -              -              -
1.70% ....           32              -             48              9              -              -              -             21
1.75% ....            -              -              -             18              -              -              -              -
1.80% ....            -              -              -             12              -              -              -              -
1.85% ....            -              -              -             43              -              -              -              -
1.90% ....            -              -              -             13              -             14              -              3
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      8,796         15,991         12,247         40,149         49,129          6,289         57,145         45,786
           ============   ============   ============   ============   ============   ============   ============   ============

                FidAOvA       FidAsMgr      FidCapInc       FidEqInc        FidMgln       FidPurtn       FidVIPHI    FidVIPOvS2R
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        920              -              -              -              -              -              -            447
1.00% ....            -              -              -              -              -              -              -              -
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....           71              -              -              -              -              -              -            240
1.15% ....            -              -              -              -              -              -              -              -
1.20% ....        2,982              -              -              -              -              -              -            678
1.25% ....          903              -              -              -              -              -              -             44
1.30% ....           84         55,998          8,527        136,842        272,947        139,611            751            253
1.35% ....           14              -              -              -              -              -              -             31
1.40% ....           29              -              -              -              -              -              -              1
1.45% ....          117              -              -              -              -              -              -             86
1.50% ....            1              -              -              -              -              -              -              5
1.55% ....            -              -              -              -              -              -              -              -
1.60% ....            -              -              -              -              -              -              -              1
1.65% ....            -              -              -              -              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -              -              -              -
1.90%                13              -              -              -              -              -              -              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued       FidAOvA       FidAsMgr      FidCapInc       FidEqInc        FidMgln       FidPurtn       FidVIPHI    FidVIPOvS2R
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      5,134         55,998          8,527        136,842        272,947        139,611            751          1,786
           ============   ============   ============   ============   ============   ============   ============   ============

             FranMutSer    FranSmMdCap   FrVIPForSec3      FranBSInv       GartBond       GartBdIx      GartGvtBd      GartGrowA
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $     14,073         10,987            601          4,594          2,369            440         17,980          1,057
1.00% ....          457            482             67            151              -              -          1,942              -
1.05% ....           77            550              -              -            638              -             41              -
1.10% ....        1,967          1,284            114          1,405             19            148          2,777             44
1.15% ....          311            101              -            593              -              -              -              -
1.20% ....        6,163          4,841          1,055          3,772            616          1,267          3,138            310
1.25% ....        1,793          1,852            104          2,013            297            118            148             71
1.30% ....       50,358             22          7,408            116         25,388              -         45,153              -
1.35% ....          742            245             68          1,121            105            128            642             21
1.40% ....          110            176             52          1,677              8              -          3,294          3,374
1.45% ....        2,606            977             92          2,191            655            475            759            780
1.50% ....          457            398             16            146              5              3             36              -
1.55% ....          132             30              -             23              -              -              -              -
1.60% ....           91              -              -             32              7              -             24              -
1.65% ....          369             79             17            212              -             26              -              -
1.70% ....           45             60              -             23              5              -             68              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....           12             12              -              -              -              -              -              -
1.85% ....            -              -              -             19              -              -              -              -
1.90% ....           49              7              -              -             13              -             22              -
2.05% ....            -              -              -              -              1              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     79,812         22,103          9,594         18,088         30,126          2,605         76,024          5,657
           ============   ============   ============   ============   ============   ============   ============   ============

               GartGrow      GVITIDAgg      GVITIDCon      GVITIDMod   GVITIDModAgg   GVITIDModCon      GVITJPBal      GartIDAgg
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        693              -              -              -              -              -            390            494
1.00% ....           19              -              -              -              -              -              -             52
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....           46              -              -              -              -              -              -          2,235
1.15% ....            -              -              -              -              -              -              -            537
1.20% ....          862              -              -              -              -              -            125          2,321
1.25% ....            -              -              -              -              -              -             20             89
1.30% ....       15,163            338              1          1,892          1,320             19            925              -
1.35% ....           19              -              -              -              -              -              4            204
1.40% ....           25              -              -              -              -              -              -            329
1.45% ....          106              -              -              -              -              -            107            206
1.50% ....            -              -              -              -              -              -              4             85
1.55% ....            -              -              -              -              -              -              -              -
1.60% ....            -              -              -              -              -              -              -              1
1.65% ....            -              -              -              -              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -              -              -              -              -              2
1.90% ....            -              -              -              -              -              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     16,933            338              1          1,892          1,320             19          1,575          6,555
           ============   ============   ============   ============   ============   ============   ============   ============

              GartIDCon      GartIDMod   GartIDModAgg   GartIDModCon    GartIntlndx    GartLgCpVal    GartMdCpMkt      GartMyMkt
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      5,541          6,879          2,832          6,932              -          2,048          2,039              -
1.00% ....          285             57              -            326              -              -              -              -
1.05% ....            -              -              -              -              -              -              -              -
1.10% ....            -            655            704             13             19            413            965              -
1.15% ....            -          4,132          2,244             45              -              -              5              -
1.20% ....        2,993          5,706          4,244            897            604          1,601          2,057              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     GartIDCon      GartIDMod   GartIDModAgg   GartIDModCon    GartIntlndx    GartLgCpVal    GartMdCpMkt      GartMyMkt
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.25% ....           14            809            478             12             24            752            106              -
1.30% ....          151              -              -              -              -         10,382              4        140,124
1.35% ....           74            568            397            466              5             23            146              -
1.40% ....            -            929            427          1,913              -              6            161              -
1.45% ....        1,171          1,587          1,617            645             78            218            599              -
1.50% ....           20            481            816            126              -             87            112              -
1.55% ....            2          1,380              2              -              -              -              -              -
1.60% ....            -            163              8              1              -              -            206              -
1.65% ....            -            400             52              -              -             80             78              -
1.70% ....            -            654              -              -              -              -              -              -
1.75% ....            -             64              -              -              -              -             18              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -             16              -              -              -             56              -
1.90% ....            -              -              -              -              5              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     10,251         24,464         13,837         11,376            735         15,610          6,552        140,124
           ============   ============   ============   ============   ============   ============   ============   ============

             GartMyMktS     GartNWFund   GartSP500Indx     GartSmCap    GartSmCapIx     GartValOpp       InvDynam      InvSmCoGr
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $      8,154            880          5,157          2,510          2,046          2,641          4,750          1,803
1.00% ....          430             87            605             36              1             20            200             66
1.05% ....          696              -            265              -              -              -            477            170
1.10% ....        3,480            409          3,063            164            478             83          2,008            489
1.15% ....        2,722            697            805            492            511              -            317            118
1.20% ....       30,484          1,778         11,209          1,355          1,826            490          5,164          1,987
1.25% ....        7,917            213          2,414            181          1,074            629          2,115            329
1.30% ....          277         69,353         14,584         28,925              -              -         59,761             62
1.35% ....        1,822             26          1,024             56            165             99            645             57
1.40% ....        1,539             55             77            139            100            527          1,345            417
1.45% ....        2,836            349          1,928            334            236            339          1,710            276
1.50% ....          495              3            496              6            100             68            341            209
1.55% ....            -              -             85              -              -              -            116             56
1.60% ....           54              -             11            181              2            298             61              9
1.65% ....           83             11             53             38             39              -             17              3
1.70% ....           36              -              -              -              -              -             32              -
1.75% ....           29              -             16              -              -              -              -              -
1.80% ....            -              -            104              -              -              -              -              -
1.85% ....           11              -             58              -              -              -              -              -
1.90% ....           22              -              -              -              -              -              -              -
2.05% ....            -              -              1              -              -              -              -              -
2.10% ....           15              -              -              -              -              -              -              -
2.25% ....          100              -             34              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     61,202         73,861         41,989         34,417          6,578          5,194         79,059          6,051
           ============   ============   ============   ============   ============   ============   ============   ============

              InvTotRet         JanBal        JanIntl       JanWorld        JanFund        Jan20Fd     JanWrldwde       LazSmCap
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        781          5,172              -          1,942          4,767          4,708             50            824
1.00% ....            -            129              -            131            167             19             63              -
1.05% ....           27              -              -            325            311            919             68              -
1.10% ....          162          1,394              -          1,377          1,938          1,790             32          1,033
1.15% ....            -             46              -             37            142          1,004              -              -
1.20% ....        1,332          3,573          1,828          3,810          2,750          7,172            118            866
1.25% ....          328            754            190          1,237          2,189          2,882            999            792
1.30% ....            -             53             45             35        112,419        274,485        111,488         33,374
1.35% ....           48            520              2            450            494            296              -            115
1.40% ....          824          1,431             67            544            217            425              -              6
1.45% ....          556          1,551            105          1,651          1,073          1,366             74            220
1.50% ....           55            206              -             44            122            162             34             45
1.55% ....           26              -              -              7             31             31              -              -
1.60% ....            -            165              -              -              -             24              -            206
1.65% ....            -            152              -             72             29             37              -              -
1.70% ....           23              9              -             53             21             44              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued     InvTotRet         JanBal        JanIntl       JanWorld        JanFund        Jan20Fd     JanWrldwde       LazSmCap
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
1.85% ....            -              -              -              -              -              -              -              -
1.90% ....            -              -              3             43             16             61              -             47
2.05% ....            4              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $      4,166         15,155          2,240         11,758        126,686        295,425        112,926         37,528
           ============   ============   ============   ============   ============   ============   ============   ============

           MFSStratIncA      NBEFGuard       NBEFPart        NBETGen      NBETGuard       NBETPart     NBETSocRes       NBLtdMat
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $          -              -              -         16,967            614          1,229             51              -
1.00% ....            -              -              -            591             42              -              -              -
1.05% ....            -              -              -             62              -              -              -              -
1.10% ....            -              -              -          4,238            408             12              4              -
1.15% ....            -              -              -            829              -              -              -              -
1.20% ....            -              -              -         11,116          1,939          1,317              6              -
1.25% ....            -              -              -          1,997            480            675              -              -
1.30% ....       10,399         41,228         67,253        105,906              -              -             34         17,270
1.35% ....            -              -              -          1,147            161             54             55              -
1.40% ....            -              -              -          2,553              5              -            123              -
1.45% ....            -              -              -          1,863            558            110              -              -
1.50% ....            -              -              -            231              5              1              -              -
1.55% ....            -              -              -            747             29              -              -              -
1.60% ....            -              -              -             39              -              -              -              -
1.65% ....            -              -              -             45              -              -              -              -
1.70% ....            -              -              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -             38              -              -              -              -
1.90% ....            -              -              -              9              -             12              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $     10,399         41,228         67,253        148,378          4,241          3,410            273         17,270
           ============   ============   ============   ============   ============   ============   ============   ============

              OppCapApA      OppChpInc        OppGlob      OppGlSec4      OppStrInc       PhxBalFd      PimTotRet         PIntEq
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $     10,107            547         15,190          1,843            987              -         11,776             16
1.00% ....          382              1            570              7              3              -             17              -
1.05% ....           58              -            796            238             22              -              -              -
1.10% ....        1,297              -          3,486            656             96              -          7,279              -
1.15% ....            -              -          1,045             55              -              -            697              -
1.20% ....        6,052            433         12,165          1,633          1,146              -         10,217            191
1.25% ....          850            192          2,609            496            367              -          1,066             16
1.30% ....           19            146        167,182          8,319              -         13,719            774              -
1.35% ....          261             22            709            128            346              -          1,048              -
1.40% ....          836              -          1,184             82            431              -            492              -
1.45% ....        1,263             23          1,502            454            455              -          2,586             44
1.50% ....          387              -            431             19              -              -          1,909              3
1.55% ....            -              -            104              -              -              -          1,421              -
1.60% ....           43              -             99              3              -              -            274              -
1.65% ....          213              -             26              -              -              -            399              -
1.70% ....            9              -             20             29              -              -              -              -
1.75% ....            9              -             30              -              -              -              -              -
1.80% ....           12              -              -              -              -              -            106              -
1.85% ....           25              -             38             18              -              -              -              -
1.90% ....            -              -             59              3              -              -              1              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              3              4              -              -             34              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals   $     21,823          1,364        207,248         13,987          3,853         13,719         40,096            270
           ============   ============   ============   ============   ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               PVoyager       StComStk      StrMidCap       StrGrInc      StrGrowth         StLCap       TemForFd        VKGrInc
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
0.95% .... $        689          7,935            953            957              3              -         10,292          5,793
1.00% ....            -            333              -              -              -              -             88             56
1.05% ....            -            149              -              -              -              -             39              -
1.10% ....           16          1,119             89              -             46              -          1,148            473
1.15% ....            -              -             26              -              -              -            171              -
1.20% ....          159          4,757          1,052          1,247             28              -          5,823          1,231
1.25% ....            -          1,141            543            117              -              -            303            126
1.30% ....            -             63              -              -              -         25,793         62,614             27
1.35% ....            -            352             52             13              -              -            350            486
1.40% ....            -         35,790             63              5              -              -          1,165              -
1.45% ....            4          1,532            354            172             34              -            935            481
1.50% ....            -            200             13              -              -              -             89              -
1.55% ....            -              -              -              -              -              -              2              -
1.60% ....            -             23              -             63              -              -              -              -
1.65% ....            -              -              -              -              -              -             72              -
1.70% ....            -             55              -              -              -              -              -              -
1.75% ....            -              -              -              -              -              -              -              -
1.80% ....            -              -              -              -              -              -              -              -
1.85% ....            -              -              -             38              -              -              -             28
1.90% ....            -             37              -              -              -              -              -              -
2.05% ....            -              -              -              -              -              -              -              -
2.10% ....            -              -              -              -              -              -              -              -
2.25% ....            -              -              -              -              -              -              -              -
           ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Totals . $        868         53,486          3,145          2,612            111         25,793         83,091          8,701
           ============   ============   ============   ============   ============   ============   ============   ============

            VKMidCapGro   VKRealEstSec     WRAdSmCap
           ------------   ------------   ------------
0.95% .... $        444            544            307
1.00% ....            -              -              -
1.05% ....            -              -              -
1.10% ....           33            171            202
1.15% ....            -              -              -
1.20% ....          154          1,039             92
1.25% ....           67            311             57
1.30% ....           26             17              -
1.35% ....           22            172              -
1.40% ....            -             45              -
1.45% ....           35            385             81
1.50% ....            -             61              -
1.55% ....            3              -              -
1.60% ....            -              2              -
1.65% ....            -             79              -
1.70% ....            -              -              -
1.75% ....            -              -              -
1.80% ....            -              -              -
1.85% ....            -              -              -
1.90% ....            -             11              -
2.05% ....            -              -              -
2.10% ....            -              -              -
2.25% ....            -              -              -
           ------------   ------------   ------------
  Totals . $        784          2,837            739
           ============   ============   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $1,336,803 and $682,509, respectively, and total transfers from the Account to the fixed account were $994,181 and $1,094,025, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $88,441 and $123,234 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
American Century Growth Fund - Investor Class
       2004 ...............   0.95% to 1.70%     216,274   $ 6.33 to  6.11  $    8,691,140     0.04%      8.86% to   8.04%
       2003 ...............   0.95% to 1.70%     199,202     5.82 to  5.66       8,425,454     0.00%     23.23% to  22.30%
       2002 ...............   0.95% to 1.70%     202,293     4.62 to 57.97       7,497,188     0.00%    -27.39% to -26.83%
       2001 ...............   0.95% to 1.70%     195,078     6.37 to 79.51      11,383,722     0.00%    -20.06% to -19.45%
       2000 ...............   0.95% to 1.65%     186,166     7.97 to 99.06      14,987,298     0.00%    -20.31% to -15.81% (a)
American Century Income & Growth Fund - Advisor Class
       2004 ...............   0.95% to 1.90%     261,253     9.21 to  8.81       2,385,190     1.77%     11.64% to  10.57%
       2003 ...............   0.95% to 1.90%     254,671     8.25 to  7.97       2,086,730     2.02%     28.10% to  26.88%
       2002 ...............   0.95% to 1.90%     202,500     6.28 to  6.44       1,297,583     1.21%    -21.13% to -20.37%
       2001 ...............   0.95% to 1.70%     147,837     7.99 to  8.09       1,192,789     0.89%    -10.20% to  -9.51%
       2000 ...............   0.95% to 1.50%      67,190     8.91 to  8.94         600,044     0.68%    -10.93% to -10.60% (a)
American Century Income & Growth Fund - Investor Class
       2004 ...............        1.30%        404,012         18.62            7,522,589     1.95%          11.51%
       2003 ...............        1.30%        431,936         16.70            7,212,151     1.70%          27.94%
       2002 ...............        1.30%        459,146         13.05            5,992,253     1.31%         -20.42%
       2001 ...............        1.30%        524,128         16.40            8,595,867     1.04%          -9.57%
       2000 ...............        1.30%        539,511         18.14            9,784,698     0.92%         -11.69%
American Century International Growth Fund - Advisor Class
       2004 ...............   0.95% to 1.50%      46,456     7.09 to  6.91         326,791     0.37%     13.95% to  13.31%
       2003 ...............   0.95% to 1.90%     172,001     6.22 to  6.00       1,061,173     0.73%     23.92% to  22.74%
       2002 ...............   0.95% to 1.90%      47,760     4.89 to  5.02         238,617     0.67%    -21.01% to -20.24%
       2001 ...............   0.95% to 1.50%      27,565     6.24 to  6.29         173,061     0.17%    -28.10% to -27.69%
       2000 ...............   0.95% to 1.45%      13,960     8.67 to  8.70         121,449     0.00%    -13.25% to -12.96% (a)
American Century International Growth Fund - Investor Class
       2004 ...............        1.30%          91,337        20.34            1,857,828     0.96%          13.81%
       2003 ...............        1.30%         115,663        17.87            2,067,110     0.81%          23.75%
       2002 ...............        1.30%         109,800        14.44            1,585,693     0.71%         -20.30%
       2001 ...............        1.30%         123,761        18.12            2,242,470     0.32%         -27.75%
       2000 ...............        1.30%         123,327        25.08            3,092,787     0.00%         -16.11%
American Century Short-Term Government Fund - Investor Class
       2004 ...............   0.95% to 1.90%     173,163    11.68 to 11.17       3,079,892     1.87%     -0.30% to  -1.25%
       2003 ...............   0.95% to 1.90%     194,103    11.71 to 11.31       3,453,840     2.08%      0.15% to  -0.81%
       2002 ...............   0.95% to 1.90%     209,853    11.40 to 27.03       4,038,133     3.13%      3.24% to   4.24%
       2001 ...............   0.95% to 1.70%     111,419    11.08 to 26.02       2,321,700     4.03%      5.32% to   6.13%
       2000 ...............   0.95% to 1.35%     110,313    10.54 to 24.61       2,598,444     5.45%      5.45% to   6.39% (a)
American Century Ultra/(R)/ Fund - Investor Class
       2004 ...............   0.95% to 2.25%   1,146,821     7.05 to  9.17      18,177,859     0.00%      9.64% to   8.20%
       2003 ...............   0.95% to 2.25%   1,249,922     6.43 to  8.48      18,519,651     0.00%     24.63% to  23.00%
       2002 ...............   0.95% to 1.90%   1,204,587     5.03 to 15.72      15,470,323     0.24%    -24.61% to -23.88%
       2001 ...............   0.95% to 1.80%   1,276,469     6.68 to 20.73      22,547,669     0.00%    -16.16% to -15.43%
       2000 ...............   0.95% to 1.65%   1,260,444     7.98 to 24.60      27,643,558     0.00%    -20.95% to -19.87% (b)
American Century VP - International Fund - Class IV
       2004 ...............   1.05% to 1.90%      55,739    11.28 to 11.22         627,944     0.00%     12.81% to 12.17%  (a) (b)

                                                                     (Continued)
                                       52

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Credit Suisse Global Fixed Income Fund - Common Shares
       2004 ...............        1.30%          65,791   $    15.14       $      995,819     7.01%           8.25%
       2003 ...............        1.30%          72,744        13.98            1,017,116    13.00%          12.98%
       2002 ...............        1.30%          50,344        12.38              623,027     9.19%           8.79%
       2001 ...............        1.30%          16,666        11.38              189,593     4.44%           1.83%
       2000 ...............        1.30%          15,052        11.17              168,162     8.93%           5.85%
Credit Suisse Mid Cap Growth Fund - Common Shares
       2004 ...............        1.30%         268,276        14.77            3,961,483     0.00%          12.10%
       2003 ...............        1.30%         282,864        13.17            3,726,032     0.00%          43.47%
       2002 ...............        1.30%         263,436         9.18            2,418,674     0.00%         -31.07%
       2001 ...............        1.30%         317,127        13.32            4,224,008     0.00%         -25.80%
       2000 ...............        1.30%         339,409        17.95            6,092,533     0.00%         -13.17%
Delaware Delchester Fund - Institutional Class
       2004 ...............        1.30%          40,881        14.76              603,572     6.40%          13.75%
       2003 ...............        1.30%          43,328        12.98              562,391     9.96%          29.05%
       2002 ...............        1.30%          28,131        10.06              282,951    11.51%          -0.82%
       2001 ...............        1.30%          39,799        10.14              403,604    11.97%          -8.93%
       2000 ...............        1.30%          57,457        11.14              639,794    11.51%         -21.83%
Dreyfus A Bonds Plus, Inc.
       2004 ...............        1.30%         213,109        15.16            3,231,535     4.18%           1.76%
       2003 ...............        1.30%         231,833        14.90            3,454,549     4.07%           3.29%
       2002 ...............        1.30%         228,069        14.43            3,290,077     4.63%           6.48%
       2001 ...............        1.30%         202,272        13.55            2,740,365     6.72%           3.23%
       2000 ...............        1.30%         157,768        13.12            2,070,621     5.85%           8.81%
Dreyfus Appreciation Fund, Inc.
       2004 ...............   0.95% to 1.90%     499,347     9.04 to  8.64       5,249,026     1.37%      4.57% to   3.56%
       2003 ...............   0.95% to 1.90%     482,126     8.64 to  8.34       4,861,163     1.33%     19.24% to  18.10%
       2002 ...............   0.95% to 1.90%     345,694     7.06 to 10.00       3,081,601     0.89%    -18.72% to -17.93%
       2001 ...............   0.95% to 1.70%     310,248     8.72 to 12.22       3,342,317     0.85%    -12.28% to -11.60%
       2000 ...............   0.95% to 1.45%     225,503     9.96 to 13.88       2,880,685     0.70%     -0.42% to   0.49% (a)
Dreyfus Balanced Fund, Inc.
       2003 ...............   0.95% to 1.70%     197,843     9.04 to  8.79       1,978,349     1.29%     16.91% to  16.03%
       2002 ...............   0.95% to 1.70%     151,031     7.58 to  9.15       1,294,706     2.16%    -17.89% to -17.26%
       2001 ...............   0.95% to 1.70%     150,473     9.23 to 11.10       1,544,987     2.63%     -6.09% to  -5.37%
       2000 ...............   0.95% to 1.45%     101,028     9.84 to 11.78       1,125,660     2.48%     -1.56% to   0.65% (a)
Dreyfus Emerging Leaders Fund
       2004 ...............   0.95% to 1.25%       8,093    11.36 to 11.20          90,953     0.00%     13.15% to  12.80%
       2003 ...............   0.95% to 1.25%      10,101    10.04 to  9.93         100,549     0.00%     38.16% to  37.74%
       2002 ...............   0.95% to 1.25%       7,585     7.21 to  7.27          54,785     0.00%    -21.16% to -20.92%
       2001 ...............   0.95% to 1.25%       8,292     9.14 to  9.19          75,926     0.00%    -11.04% to -10.77%
       2000 ...............   0.95% to 1.25%       7,486    10.28 to 10.30          76,996     0.00%      2.79% to 3.00%   (a)
Dreyfus Premier Balanced Opportunity Fund - Class Z
       2004 ...............   0.95% to 1.70%     213,309    10.13 to 10.13       2,160,468     2.18%      1.29% to   1.27% (a) (b)
Dreyfus Premier Third Century Fund, Inc. - Class Z, The
       2004 ...............   0.95% to 1.85%      83,260     5.98 to  5.73       1,153,302     0.00%      4.92% to   3.97%
       2003 ...............   0.95% to 1.85%      94,492     5.70 to  5.52       1,239,435     0.00%     24.68% to  23.55%
       2002 ...............   0.95% to 1.70%      84,912     4.48 to 14.97       1,005,117     0.00%    -30.58% to -30.04%
       2001 ...............   0.95% to 1.70%     128,466     6.46 to 21.47       1,894,868     0.00%    -25.02% to -24.45%
       2000 ...............   0.95% to 1.45%     117,698     8.63 to 28.52       2,454,986     0.70%    -14.03% to -13.45% (b)
Dreyfus S&P 500 Index Fund
       2004 ...............        1.30%         688,019        27.97           19,242,268     1.50%           8.95%
       2003 ...............        1.30%         712,646        25.67           18,293,906     1.19%          26.42%
       2002 ...............        1.30%         723,651        20.31           14,693,857     0.99%         -23.52%
       2001 ...............        1.30%         789,038        26.55           20,949,067     0.88%         -13.51%
       2000 ...............        1.30%         746,793        30.70           22,925,025     0.78%         -10.74%
Evergreen Equity Income Fund - Class I
       2004 ...............        1.30%          46,314        23.64            1,094,936     1.99%           9.01%
       2003 ...............        1.30%          39,990        21.69              867,245     2.28%          29.75%
       2002 ...............        1.30%          35,669        16.71              596,162     2.57%         -13.51%
       2001 ...............        1.30%          37,440        19.32              723,486     2.93%          -6.61%
       2000 ...............        1.30%          69,614        20.69            1,440,452     4.25%           5.78%

                                                                     (Continued)
                                       53

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Federated Equity Income Fund - Class F Shares
       2004 ...............   0.95% to 1.50%      12,280   $ 8.37 to  8.17  $      101,722     1.90%     11.90% to  11.28%
       2003 ...............   0.95% to 1.50%      14,167     7.48 to  7.34         105,332     2.08%     22.76% to  22.08%
       2002 ...............   0.95% to 1.50%       9,824     6.02 to  6.09          59,545     1.40%    -20.63% to -20.19%
       2001 ...............   1.20% to 1.50%       4,072     7.58 to  7.61          30,976     2.25%    -12.64% to -12.37%
Federated High Yield Trust
       2004 ...............   0.95% to 1.85%     202,267    11.99 to 11.49       2,340,085     9.67%     10.57% to   9.57%
       2003 ...............   0.95% to 1.90%     170,690    10.85 to 10.47       1,793,939     9.41%     21.65% to  20.48%
       2002 ...............   0.95% to 1.90%     109,902     8.58 to  8.92         949,594    10.16%     -1.84% to  -0.89%
       2001 ...............   0.95% to 1.60%      58,130     8.69 to  9.00         507,289    13.04%     -3.46% to  -2.82%
       2000 ...............   0.95% to 1.45%      56,362     8.97 to  9.26         508,656    11.84%    -10.66% to  -7.44% (b)
Federated Intermediate Corporate Bond Fund - Institutional Service Class
       2004 ...............   0.95% to 1.85%      68,364    12.77 to 12.29         866,946     3.94%      2.24% to   1.31%
       2003 ...............   0.95% to 1.75%      22,611    12.49 to 12.17         280,879     5.02%      5.03% to   4.18%
       2002 ...............   0.95% to 1.45%      15,511    11.76 to 11.89         183,786     4.85%      7.33% to   7.88%
       2001 ...............   0.95% to 1.00%       8,388    11.02 to 11.03          92,479     5.55%      6.30% to   6.36%
Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
       2004 ...............   0.95% to 2.05%     162,608    13.91 to 13.20       2,414,432     6.06%      5.77% to   4.59%
       2003 ...............   0.95% to 2.05%     160,643    13.15 to 12.62       2,259,338     6.43%     11.80% to  10.56%
       2002 ...............   0.95% to 2.05%     184,343    11.42 to 12.87       2,314,552     6.83%      4.74% to   5.91%
       2001 ...............   0.95% to 1.90%     164,544    10.93 to 12.20       1,961,012     8.14%      5.27% to   6.30%
       2000 ...............   0.95% to 1.45%     129,296    10.41 to 11.51       1,466,071     8.57%      3.44% to   4.46% (b)
Fidelity/(R)/ Advisor Balanced Fund - Class A
       2004 ...............   0.95% to 1.70%      77,870    10.20 to  9.84         788,131     2.36%      4.19% to   3.40%
       2003 ...............   0.95% to 1.70%      84,334     9.79 to  9.52         820,544     2.29%     16.75% to  15.87%
       2002 ...............   0.95% to 1.70%      81,046     8.22 to  8.38         676,669     2.76%    -10.35% to  -9.66%
       2001 ...............   0.95% to 1.70%      71,335     9.16 to  9.28         660,892     3.11%     -3.40% to  -2.66%
       2000 ...............   0.95% to 1.60%      28,454     9.49 to  9.54         271,045     2.86%     -5.06% to  -4.65% (a)
Fidelity/(R)/ Advisor Balanced Fund - Class T
       2004 ...............        1.30%          85,032        15.02            1,277,305     2.10%           3.60%
       2003 ...............        1.30%          83,221        14.50            1,206,630     2.04%          16.02%
       2002 ...............        1.30%          85,330        12.50            1,066,341     2.31%         -10.26%
       2001 ...............        1.30%          86,449        13.92            1,203,797     2.61%          -3.19%
       2000 ...............        1.30%          79,760        14.38            1,147,302     2.49%          -6.93%
Fidelity/(R)/ Advisor Equity Growth Fund - Class A
       2004 ...............   0.95% to 1.70%     196,942     6.54 to  6.33       1,280,886     0.00%      1.87% to   1.10%
       2003 ...............   0.95% to 1.70%     176,059     6.42 to  6.27       1,126,698     0.00%     30.82% to  29.83%
       2002 ...............   0.95% to 1.70%     103,982     4.83 to  4.91         508,932     0.00%    -31.71% to -31.19%
       2001 ...............   0.95% to 1.70%      51,875     7.07 to  7.13         369,764     0.00%    -19.35% to -18.73%
Fidelity/(R)/ Advisor Equity Income Fund - Class A
       2004 ...............   0.95% to 1.90%     315,936    12.80 to 12.24       4,012,980     0.93%     11.06% to   9.99%
       2003 ...............   0.95% to 1.90%     287,775    11.53 to 11.13       3,300,260     1.05%     27.53% to  26.31%
       2002 ...............   0.95% to 1.90%     207,180     8.81 to  9.04       1,864,143     0.99%    -17.11% to -16.31%
       2001 ...............   0.95% to 1.70%     116,878    10.67 to 10.80       1,260,302     0.90%     -3.88% to  -3.14%
       2000 ...............        1.30%              46        11.13                  512     0.87%           7.93%
Fidelity/(R)/ Advisor Equity Income Fund - Class T
       2004 ...............        1.30%         207,282        20.31            4,208,916     0.78%          10.44%
       2003 ...............        1.30%         182,726        18.39            3,359,593     0.87%          26.74%
       2002 ...............        1.30%         173,217        14.51            2,512,751     0.68%         -16.74%
       2001 ...............        1.30%         145,153        17.42            2,528,949     0.58%          -3.70%
       2000 ...............   0.95% to 1.45%     137,238    11.12 to 18.09       2,324,827     1.21%     11.16% to  11.53% (a)
Fidelity/(R)/ Advisor Growth Opportunities Fund - Class A
       2004 ...............   0.95% to 1.90%      77,514     7.46 to  7.13         571,773     0.59%      6.07% to   5.05%
       2003 ...............   0.95% to 1.90%      55,941     7.03 to  6.79         390,109     0.36%     28.16% to  26.94%
       2002 ...............   0.95% to 1.90%      41,447     5.35 to  5.48         226,006     0.90%    -23.82% to -23.08%
       2001 ...............   0.95% to 1.80%      28,345     7.03 to  7.13         201,522     0.94%    -16.56% to -15.83%
       2000 ...............   0.95% to 1.45%      18,842     8.44 to  8.47         159,487     0.00%    -15.57% to -15.29% (a)
Fidelity/(R)/ Advisor Growth Opportunities Fund - Class T
       2004 ...............        1.30%         330,246        13.31            4,395,405     0.28%           5.56%
       2003 ...............        1.30%         370,410        12.61            4,670,127     0.15%          27.58%
       2002 ...............        1.30%         375,670         9.88            3,712,674     0.44%         -23.44%
       2001 ...............        1.30%         414,206        12.91            5,347,103     0.58%         -16.25%
       2000 ...............        1.30%         443,491        15.41            6,835,757     0.00%         -19.31%

                                                                     (Continued)
                                       54

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Fidelity/(R)/ Advisor High Income Advantage Fund - Class T
       2004 ...............   0.95% to 1.90%     198,711  $ 13.64 to 13.04  $    3,230,752     8.41%     13.76% to  12.67%
       2003 ...............   0.95% to 1.90%     269,387    11.99 to 11.57       3,879,384    12.40%     42.27% to  40.90%
       2002 ...............   0.95% to 1.90%     222,978     8.21 to 10.88       2,304,935     8.25%     -5.85% to  -4.94%
       2001 ...............   0.95% to 1.80%     198,014     8.74 to 11.48       2,238,779     9.34%     -2.97% to  -2.13%
       2000 ...............   0.95% to 1.45%     215,515     9.02 to 11.77       2,521,450     8.94%    -12.25% to  -9.45% (b)
Fidelity/(R)/ Advisor Overseas Fund - Class A
       2004 ...............   0.95% to 1.90%      30,133     9.19 to  8.82         274,810     0.14%     11.93% to  10.86%
       2003 ...............   0.95% to 1.50%      77,409     8.21 to  8.06         631,056     1.45%     42.94% to  42.15%
       2002 ...............   0.95% to 1.45%       4,402     5.68 to  5.74          25,233     0.00%    -21.29% to -20.89%
       2001 ...............   0.95% to 1.20%       5,894     7.24 to  7.26          42,703     0.00%    -21.09% to -20.89%
Fidelity/(R)/ Asset Manager/(TM)/
       2004 ...............        1.30%         193,635        20.18            3,907,903     2.46%           4.03%
       2003 ...............        1.30%         231,668        19.40            4,494,463     2.56%          15.65%
       2002 ...............        1.30%         242,946        16.77            4,075,286     3.22%          -9.25%
       2001 ...............        1.30%         284,944        18.48            5,266,966     3.93%          -5.18%
       2000 ...............        1.30%         299,977        19.49            5,848,009     3.53%           1.06%
Fidelity/(R)/ Capital & Income Fund
       2004 ...............        1.30%           7,899        68.11              538,029     7.26%          11.10%
       2003 ...............        1.30%          11,090        61.31              679,880     8.32%          37.32%
       2002 ...............        1.30%          12,054        44.64              538,152     6.64%          -1.71%
       2001 ...............        1.30%          13,985        45.42              635,168     8.47%          -5.94%
       2000 ...............        1.30%          15,364        48.29              741,878     8.55%         -10.58%
Fidelity/(R)/ Equity-Income Fund
       2004 ...............        1.30%         112,880        96.39           10,880,437     1.56%           9.84%
       2003 ...............        1.30%         119,162        87.75           10,456,879     1.52%          28.27%
       2002 ...............        1.30%         121,343        68.41            8,301,198     1.53%         -18.24%
       2001 ...............        1.30%         137,625        83.67           11,515,266     1.45%          -6.26%
       2000 ...............        1.30%         146,711        89.26           13,095,396     1.53%           7.14%
Fidelity/(R)/ Magellan/(R)/ Fund
       2004 ...............        1.30%         737,378        27.63           20,371,875     1.18%           6.10%
       2003 ...............        1.30%         837,429        26.04           21,806,684     0.82%          23.20%
       2002 ...............        1.30%         941,898        21.14           19,908,044     0.65%         -24.66%
       2001 ...............        1.30%       1,116,333        28.05           31,317,101     0.41%         -12.81%
       2000 ...............        1.30%       1,162,034        32.17           37,387,941     0.22%         -10.47%
Fidelity/(R)/ Puritan/(R)/ Fund
       2004 ...............        1.30%         379,994        28.38           10,784,970     2.39%           7.85%
       2003 ...............        1.30%         407,038        26.31           10,711,174     2.57%          20.61%
       2002 ...............        1.30%         455,032        21.82            9,927,580     2.97%          -9.11%
       2001 ...............        1.30%         526,520        24.00           12,638,717     3.28%          -2.35%
       2000 ...............        1.30%         546,155        24.58           13,425,361     3.00%           6.38%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
       2004 ...............        1.30%             875        23.59               20,644    12.36%           8.17%
       2003 ...............        1.30%           2,909        21.81               63,450     7.17%          25.61%
       2002 ...............        1.30%           2,911        17.36               50,542    12.13%           2.10%
       2001 ...............        1.30%           4,118        17.01               70,036    13.13%         -12.89%
       2000 ...............        1.30%           4,173        19.52               81,470     7.51%         -23.48%
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
       2004 ...............   0.95% to 1.60%      46,477    11.06 to 11.01         513,365     0.00%     10.63% to  10.14% (a) (b)
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
       2004 ...............   0.95% to 1.90%     476,078    14.32 to 13.69       7,233,403     1.58%     12.42% to  11.34%
       2003 ...............   0.95% to 1.90%     436,986    12.74 to 12.30       5,924,590     1.40%     24.98% to  23.79%
       2002 ...............   0.95% to 1.90%     380,780     9.93 to 11.45       4,163,804     1.27%    -12.89% to -12.04%
       2001 ...............   0.95% to 1.90%     261,828    11.40 to 13.07       3,278,385     1.29%      3.91% to   4.93%
       2000 ...............   1.20% to 1.30%      48,756    11.02 to 12.50         601,898     3.15%     10.21% to  11.95% (a)
Franklin Small Mid Cap Growth Fund I - Class A
       2004 ...............   0.95% to 1.90%     435,237     7.16 to  6.84       3,094,272     0.00%     11.96% to  10.89%
       2003 ...............   0.95% to 1.90%     289,019     6.39 to  6.17       1,840,506     0.00%     36.37% to  35.06%
       2002 ...............   0.95% to 1.90%     185,549     4.57 to  4.69         866,959     0.00%    -30.92% to -30.25%
       2001 ...............   0.95% to 1.70%     127,318     6.64 to  6.72         854,058     0.36%    -21.89% to -21.29%
       2000 ...............   0.95% to 1.55%      51,710     8.51 to  8.54         441,355     1.20%    -14.93% to -14.59% (a)

                                                                     (Continued)
                                       55

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
       2004 ...............   0.95% to 1.65%     206,884  $ 11.55 to 11.50  $    2,385,079     0.49%     15.52% to  14.98% (a) (b)
Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
       2004 ...............   0.95% to 1.85%     121,505    18.50 to 17.80       2,225,352     0.89%     24.12% to  22.99%
       2003 ...............   0.95% to 1.85%      77,941    14.91 to 14.47       1,154,090     0.48%     28.35% to  27.18%
       2002 ...............   0.95% to 1.70%      42,332    11.42 to 11.62         489,094     0.94%     -7.56% to  -6.86%
       2001 ...............   0.95% to 1.70%      19,653    12.35 to 12.47         244,496     1.96%     15.69% to  16.58%
Gartmore Bond Fund - Class D
       2004 ...............   0.95% to 2.05%      31,530    13.67 to 12.97         428,495     4.63%      3.83% to   2.68%
       2003 ...............   0.95% to 2.05%      35,896    13.16 to 12.63         470,273     5.21%      5.38% to   4.21%
       2002 ...............   0.95% to 2.05%      39,246    12.12 to 12.49         488,618     5.35%      7.03% to   8.23%
       2001 ...............   0.95% to 1.70%      34,240    11.40 to 11.54         393,896     4.93%      7.97% to   8.80%
       2000 ...............   0.95% to 1.45%         839    10.57 to 10.61           8,889     6.66%      5.73% to   6.09% (a)
  Tax qualified
       2004 ...............        1.30%          32,581        56.42            1,838,084     4.63%           3.47%
       2003 ...............        1.30%          36,727        54.53            2,002,584     5.21%           5.01%
       2002 ...............        1.30%          39,588        51.93            2,055,664     5.35%           7.85%
       2001 ...............        1.30%          34,762        48.15            1,673,737     4.93%           8.41%
       2000 ...............        1.30%          32,956        44.41            1,463,699     6.66%           6.00%
  Non-tax qualified
       2004 ...............        1.30%              72        56.17                4,045     4.63%           3.47%
       2003 ...............        1.30%              72        54.29                3,909     5.21%           5.01%
       2002 ...............        1.30%              72        51.70                3,748     5.35%           7.85%
       2001 ...............        1.30%              73        47.94                3,500     4.93%           8.41%
       2000 ...............        1.30%              73        44.22                3,228     6.66%           6.00%
Gartmore Bond Index Fund - Class A
       2004 ...............   0.95% to 1.65%      20,255    12.69 to 12.32         254,381     3.62%      2.75% to   2.02%
       2003 ...............   0.95% to 1.65%      14,144    12.35 to 12.07         173,477     4.05%      2.20% to   1.47%
       2002 ...............   0.95% to 1.45%       8,533    11.95 to 12.09         102,628     4.20%      7.87% to   8.41%
       2001 ...............   0.95% to 1.25%       1,128    11.11 to 11.15          12,549     4.64%      5.80% to   6.13%
Gartmore Government Bond Fund - Class D
       2004 ...............   0.95% to 1.90%     423,678    13.36 to 12.77       6,055,314     3.76%      2.44% to   1.46%
       2003 ...............   0.95% to 1.90%     473,517    13.04 to 12.59       6,686,754     4.09%      0.93% to  -0.04%
       2002 ...............   0.95% to 1.90%     507,979    12.59 to 14.99       7,158,033     3.97%      8.87% to   9.93%
       2001 ...............   0.95% to 1.90%     197,497    11.57 to 13.69       2,497,854     4.99%      5.94% to   6.97%
       2000 ...............   0.95% to 1.30%      39,451    10.97 to 12.85         496,638     5.36%      9.69% to  11.44% (a)
Gartmore Growth Fund - Class A
       2004 ...............   0.95% to 1.45%      49,930    10.86 to 10.81         540,838     0.14%      6.77% to   6.23%
       2003 ...............   0.95% to 1.45%      33,909    10.17 to 10.17         344,961     0.00%      1.74% to   1.72% (a)
Gartmore Growth Fund - Class D
       2004 ...............   0.95% to 1.45%      31,341     5.25 to  5.13         163,434     0.19%      7.09% to   6.54%
       2003 ...............   0.95% to 1.45%      38,281     4.90 to  4.81         186,771     0.04%     31.76% to  31.10%
       2002 ...............   1.00% to 1.45%      12,687     3.67 to  3.72          46,876     0.00%    -29.74% to -29.42%
       2001 ...............   0.95% to 1.45%      15,463     5.23 to  5.27          81,234     0.00%    -28.84% to -28.48%
       2000 ...............   0.95% to 1.45%       7,383     7.34 to  7.37          54,365     0.00%    -26.55% to -26.31% (a)
  Tax qualified
       2004 ...............        1.30%          18,003        63.88            1,150,114     0.19%           6.71%
       2003 ...............        1.30%          21,965        59.87            1,315,025     0.04%          31.30%
       2002 ...............        1.30%          19,736        45.60              899,907     0.00%         -29.63%
       2001 ...............        1.30%          20,929        64.80            1,356,183     0.00%         -28.73%
       2000 ...............        1.30%          19,276        90.92            1,752,611     0.00%         -31.17%
  Non-tax qualified
       2004 ...............        1.30%             116        67.45                7,825     0.19%           6.71%
       2003 ...............        1.30%             116        63.21                7,333     0.04%          31.30%
       2002 ...............        1.30%             116        48.15                5,599     0.00%         -29.63%
       2001 ...............        1.30%             179        68.42               12,247     0.00%         -28.73%
       2000 ...............        1.30%             198        96.00               19,008     0.00%         -31.17%
Gartmore GVIT ID Aggressive Fund - Class II
       2004 ...............        1.30%           8,041        11.15               89,690     2.03%          11.54%       (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
       2004 ...............        1.30%              30        10.34                  310     3.23%           3.39%       (a) (b)

                                                                     (Continued)
                                       56

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Gartmore GVIT ID Moderate Fund - Class II
       2004 ...............        1.30%          47,710   $     10.77      $      513,679     2.23%           7.67%       (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
       2004 ...............        1.30%          48,890         11.00             537,718     1.75%           9.99%       (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
       2004 ...............        1.30%           1,048         10.57              11,073     1.90%           5.66%       (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
       2004 ...............   0.95% to 1.50%      13,825    10.62 to 10.42         145,621     2.23%      7.46% to   6.86%
       2003 ...............   0.95% to 1.50%      10,009     9.89 to  9.75          98,367     1.58%     17.29% to  16.64%
       2002 ...............   1.20% to 1.50%       7,874     8.36 to  8.40          66,041     2.25%    -13.63% to -13.37%
       2001 ...............   1.20% to 1.30%       8,363     9.69 to  9.70          81,050     1.08%     -3.09% to  -3.05% (a)
Gartmore ID Aggressive Fund - Service Class
       2004 ...............   0.95% to 1.60%      76,169     9.88 to  9.61         745,692     1.77%     12.92% to  12.18%
       2003 ...............   0.95% to 1.50%      47,094     8.75 to  8.60         409,355     1.12%     30.44% to  29.72%
       2002 ...............   0.95% to 1.50%      12,677     6.63 to  6.71          84,519     0.75%    -19.63% to -19.18%
       2001 ...............   1.20% to 1.40%       1,341     8.25 to  8.28          11,072     0.34%    -12.69% to -12.52%
Gartmore ID Conservative Fund - Service Class
       2004 ...............   0.95% to 1.55%     124,360    11.19 to 10.90       1,381,387     2.24%      3.78% to   3.15%
       2003 ...............   0.95% to 1.50%      73,292    10.78 to 10.59         787,586     2.03%      6.63% to   6.04%
       2002 ...............   0.95% to 1.45%      32,226    10.00 to 10.11         324,890     7.25%     -0.94% to  -0.44%
       2001 ...............        1.35%              19        10.10                  192     7.29%           0.75%
Gartmore ID Moderate Fund - Service Class
       2004 ...............   0.95% to 1.75%     408,308    10.58 to 10.22       4,281,135     2.10%      8.38% to   7.50%
       2003 ...............   0.95% to 1.75%     109,099     9.76 to  9.51       1,057,085     1.90%     18.57% to  17.61%
       2002 ...............   0.95% to 1.75%      52,794     8.08 to  8.23         433,241     2.51%    -11.14% to -10.41%
       2001 ...............   0.95% to 1.45%      20,377     9.13 to  9.19         187,135     2.13%     -6.14% to  -5.66%
Gartmore ID Moderately Aggressive Fund - Service Class
       2004 ...............   0.95% to 1.85%     156,228    10.21 to  9.83       1,578,276     1.46%     11.03% to  10.02%
       2003 ...............   0.95% to 1.50%     155,282     9.20 to  9.03       1,418,116     1.19%     25.11% to  24.42%
       2002 ...............   0.95% to 1.50%      21,384     7.26 to  7.35         156,352     1.31%    -15.72% to -15.25%
       2001 ...............   1.35% to 1.45%         195     8.62 to  8.63           1,681     1.19%    -10.11% to -10.02%
Gartmore ID Moderately Conservative Fund - Service Class
       2004 ...............   0.95% to 1.65%     112,334    10.98 to 10.66       1,227,135     2.30%      6.04% to   5.30%
       2003 ...............   0.95% to 1.50%      80,598    10.36 to 10.17         831,220     1.27%     12.45% to  11.83%
       2002 ...............   1.20% to 1.45%       9,259     9.10 to  9.16          84,474     2.32%     -5.63% to  -5.39%
       2001 ...............        1.50%             141         9.64                1,360     2.06%          -2.65%
Gartmore International Index Fund - Class A
       2004 ...............   1.10% to 1.90%       4,530     9.60 to  9.27          43,218     0.18%     17.83% to  16.87%
       2003 ...............   1.10% to 1.90%      86,263     8.15 to  7.94         700,429     1.07%     35.53% to  34.43%
       2002 ...............   1.10% to 1.90%         564     5.90 to  6.01           3,377     1.86%    -19.27% to -18.61%
       2001 ...............   1.20% to 1.45%         257     7.35 to  7.38           1,893     0.53%    -23.65% to -23.45%
Gartmore Large Cap Value Fund - Class A
       2004 ...............   0.95% to 1.65%     117,301    13.16 to 12.74       1,500,937     1.05%     14.78% to  13.97%
       2003 ...............   0.95% to 1.90%      99,480    11.47 to 11.07       1,115,437     1.03%     26.81% to  25.60%
       2002 ...............   0.95% to 1.90%      64,810     8.76 to  9.04         572,276     0.84%    -15.43% to -14.61%
       2001 ...............   0.95% to 1.50%      56,771    10.30 to 10.59         589,278     1.05%     -6.22% to  -5.69%
       2000 ...............   1.20% to 1.30%      11,972    10.96 to 11.21         131,235     1.73%     12.11% to  13.95% (a)
Gartmore Mid Cap Market Index Fund - Class A
       2004 ...............   0.95% to 1.90%      64,225    12.17 to 11.69         775,258     0.42%     14.48% to  13.39%
       2003 ...............   0.95% to 1.90%      40,923    10.63 to 10.31         433,003     0.39%     33.11% to  31.83%
       2002 ...............   0.95% to 1.90%      32,942     7.82 to  7.99         262,216     0.43%    -16.89% to -16.08%
       2001 ...............   0.95% to 1.45%       1,678     9.46 to  9.52          15,935     0.74%     -3.21% to  -2.72%
Gartmore Money Market Fund - Prime Shares
       2004 ...............        1.30%         412,803        22.92            9,461,896     0.86%          -0.48%
       2003 ...............        1.30%         464,749        23.03           10,703,514     0.65%          -0.69%
       2002 ...............        1.30%         588,136        23.19           13,639,591     1.09%          -0.19%
       2001 ...............        1.30%         645,265        23.24           14,992,880     3.53%           2.11%
       2000 ...............        1.30%         594,611        22.76           13,530,932     5.24%           4.53%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
  Tax qualified
       2004 ...............        1.30%           5,046   $    28.86       $      145,638     0.86%          -0.48%
       2003 ...............        1.30%           7,279        29.00              211,093     0.65%          -0.69%
       2002 ...............        1.30%          44,653        29.20            1,303,965     1.09%          -0.19%
       2001 ...............        1.30%          13,826        29.26              404,517     3.53%           2.11%
       2000 ...............        1.30%          24,257        28.65              695,065     5.24%           4.53%
  Non-tax qualified
       2004 ...............        1.30%             825        29.04               23,962     0.86%          -0.48%
       2003 ...............        1.30%             827        29.18               24,135     0.65%          -0.69%
       2002 ...............        1.30%             830        29.39               24,405     1.09%          -0.19%
       2001 ...............        1.30%             833        29.44               24,526     3.53%           2.11%
       2000 ...............        1.30%             836        28.84               24,106     5.24%           4.53%
Gartmore Money Market Fund - Service Class
       2004 ...............   0.95% to 2.25%     260,132    10.51 to  9.57       2,706,289     0.46%     -0.28% to  -1.59%
       2003 ...............   0.95% to 2.25%   1,054,174    10.54 to  9.72      11,007,017     0.53%     -0.45% to  -1.76%
       2002 ...............   0.95% to 1.90%     767,343    10.32 to 10.59       8,076,213     0.95%     -0.91% to   0.05%
       2001 ...............   0.95% to 1.75%     456,054    10.44 to 10.58       4,813,949     3.25%      1.57% to   2.40%
       2000 ...............   0.95% to 1.55%     173,280    10.29 to 10.33       1,787,584     3.24%      2.91% to   3.33% (a)
Gartmore Nationwide Fund - Class D
       2004 ...............   0.95% to 1.65%      39,211     9.36 to  9.06         363,697     1.17%      8.73% to   7.96%
       2003 ...............   0.95% to 1.65%      37,314     8.61 to  8.39         319,313     0.81%     25.89% to  25.00%
       2002 ...............   0.95% to 1.90%      14,376     6.67 to  6.84          97,884     0.83%    -18.70% to -17.92%
       2001 ...............   0.95% to 1.80%      24,097     8.21 to  8.33         200,101     0.60%    -13.54% to -12.79%
       2000 ...............   0.95% to 1.45%      10,216     9.52 to  9.56          97,549     0.75%     -4.77% to  -4.45% (a)
  Tax qualified
       2004 ...............        1.30%          48,114       115.11            5,538,559     1.17%           8.35%
       2003 ...............        1.30%          50,848       106.25            5,402,439     0.81%          25.45%
       2002 ...............        1.30%          51,953        84.69            4,400,104     0.83%         -18.21%
       2001 ...............        1.30%          53,874       103.55            5,578,402     0.60%         -13.10%
       2000 ...............        1.30%          56,473       119.15            6,728,781     0.75%          -3.56%
  Non-tax qualified
       2004 ...............        1.30%              56       119.90                6,715     1.17%           8.35%
       2003 ...............        1.30%              56       110.67                6,197     0.81%          25.45%
       2002 ...............        1.30%              60        88.22                5,269     0.83%         -18.21%
       2001 ...............        1.30%              92       107.85                9,922     0.60%         -13.10%
       2000 ...............        1.30%             122       124.11               15,141     0.75%          -3.56%
Gartmore S&P 500 Index Fund - Service Class
       2004 ...............   0.95% to 2.25%     427,342     8.25 to  9.14       3,652,845     1.28%      9.25% to   7.81%
       2003 ...............   0.95% to 2.25%     423,786     7.55 to  8.48       3,324,284     1.02%     26.57% to  24.92%
       2002 ...............   0.95% to 2.05%     374,477     5.79 to  6.96       2,315,159     0.92%    -24.26% to -23.41%
       2001 ...............   0.95% to 1.80%     299,497     7.68 to  9.12       2,460,849     0.69%    -13.92% to -13.17%
       2000 ...............   0.95% to 1.65%     200,543     8.93 to 10.54       1,880,226     0.47%    -10.85% to -10.29% (a)
Gartmore Small Cap Fund - Class A
       2004 ...............   0.95% to 1.65%     231,298    14.50 to 14.02       3,913,587     0.00%     24.57% to  23.69%
       2003 ...............   0.95% to 1.65%     153,649    11.64 to 11.34       2,125,948     0.00%     46.61% to  45.57%
       2002 ...............   0.95% to 1.45%      74,127     7.83 to  9.74         707,046     0.00%    -19.73% to -19.32%
       2001 ...............   0.95% to 1.45%      39,865     9.76 to 12.12         476,153     0.00%     -3.32% to  -2.82%
       2000 ...............   0.95% to 1.30%      23,848    10.11 to 12.51         297,875     0.00%      1.08% to  3.17%  (a)
Gartmore Small Cap Index Fund - Class A
       2004 ...............   0.95% to 1.65%      65,067    12.56 to 12.18         811,847     0.70%     16.64% to  15.82%
       2003 ...............   0.95% to 1.65%      27,945    10.76 to 10.52         298,888     0.49%     44.06% to  43.05%
       2002 ...............   0.95% to 1.50%       7,171     7.38 to  7.47          53,271     1.32%    -22.13% to -21.69%
       2001 ...............   0.95% to 1.50%         846     9.48 to  9.54           8,046     0.72%      0.14% to   0.70%
Gartmore Value Opportunities Fund - Class A
       2004 ...............   0.95% to 1.60%      45,590    13.95 to 13.57         632,586     0.07%     12.33% to  11.59%
       2003 ...............   0.95% to 1.60%      15,946    12.42 to 12.16         196,853     0.07%     35.40% to  34.51%
       2002 ...............   0.95% to 1.60%       4,444     9.04 to  9.17          40,469     0.68%    -15.73% to -15.18%
       2001 ...............   1.25% to 1.50%         313    10.74 to 10.78           3,366     0.53%      0.31% to   0.57%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
INVESCO Dynamics Fund - Investor Class
       2004 ...............   0.95% to 1.70%     721,091   $ 5.77 to  5.57  $    6,175,372     0.00%     10.88% to  10.04%
       2003 ...............   0.95% to 1.70%     833,176     5.20 to  5.06       6,557,162     0.00%     36.96% to  35.93%
       2002 ...............   0.95% to 1.70%     758,031     3.72 to  7.09       4,438,708     0.00%    -34.22% to -33.72%
       2001 ...............   0.95% to 1.80%     857,934     5.65 to 10.74       7,890,231     0.00%    -34.11% to -33.53%
       2000 ...............   0.95% to 1.65%     769,129     8.58 to 16.22      11,510,996     0.00%    -14.21% to  -8.96% (a)
INVESCO Small Company Growth Fund - Investor Class
       2004 ...............   0.95% to 1.60%      76,283     6.96 to  6.75         526,465     0.00%     11.97% to  11.23%
       2003 ...............   0.95% to 1.65%      92,094     6.22 to  6.06         569,039     0.00%     32.23% to  31.29%
       2002 ...............   0.95% to 1.65%     288,252     4.61 to  4.70       1,346,521     0.00%    -32.52% to -32.04%
       2001 ...............   0.95% to 1.65%      51,770     6.84 to  6.92         357,182     0.00%    -22.23% to -21.67%
       2000 ...............   0.95% to 1.65%      27,458     8.79 to  8.83         242,305     0.00%    -12.06% to -11.65% (a)
INVESCO Total Return Fund - Investor Class
       2004 ...............   0.95% to 2.05%      34,578     9.92 to  9.42         338,932     1.28%      2.76% to   1.62%
       2003 ...............   0.95% to 2.05%      43,049     9.66 to  9.27         411,647     1.49%     15.31% to  14.03%
       2002 ...............   0.95% to 2.05%      44,076     8.13 to  8.37         366,162     1.67%    -14.24% to -13.28%
       2001 ...............   0.95% to 1.70%      28,394     9.54 to  9.66         272,989     1.83%     -2.62% to  -1.88%
       2000 ...............   0.95% to 1.45%      12,698     9.81 to  9.84         124,767     1.21%     -1.92% to  -1.59% (a) (b)
Janus Adviser Balanced Fund
       2004 ...............   0.95% to 1.90%     127,676    10.35 to  9.93       1,308,970     1.53%      7.39% to   6.36%
       2003 ...............   0.95% to 1.90%     148,887     9.64 to  9.34       1,427,611     1.93%     12.92% to  11.84%
       2002 ...............   0.95% to 1.70%     107,570     8.39 to  8.53         915,474     2.04%     -8.16% to  -7.46%
       2001 ...............   0.95% to 1.70%      33,047     9.13 to  9.22         304,374     2.69%     -6.47% to  -5.75%
       2000 ...............        0.95%             350         9.78                3,424     0.00%          -2.17%       (a) (b)
Janus Adviser International Fund
       2004 ...............   1.20% to 1.90%       6,398     7.89 to  7.65          50,327     0.08%     18.41% to  17.58%
       2003 ...............   1.20% to 1.50%     109,672     6.66 to  6.60         730,459     0.97%     33.16% to  32.76%
       2002 ...............   1.05% to 1.45%       7,960     4.97 to  5.02          39,797     0.66%    -26.70% to -26.40%
       2001 ...............   1.05% to 1.60%       2,188     6.77 to  6.82          14,898     0.72%    -24.03% to -23.60%
Janus Adviser Worldwide Fund
       2004 ...............   0.95% to 1.90%     132,162     6.39 to  6.14         835,980     0.28%      3.74% to   2.74%
       2003 ...............   0.95% to 1.90%     212,407     6.16 to  5.97       1,299,031     0.63%     21.67% to  20.50%
       2002 ...............   0.95% to 1.90%     189,431     4.96 to  5.06         954,394     0.38%    -27.41% to -26.71%
       2001 ...............   0.95% to 1.80%     153,530     6.84 to  6.91       1,058,035     0.19%    -22.51% to -21.83%
       2000 ...............   0.95% to 1.60%      53,006     8.82 to  8.84         468,310     1.19%    -11.75% to -11.61% (a) (b)
Janus Fund
       2004 ...............   0.95% to 2.05%     710,079     5.67 to  5.38       9,546,393     0.00%      3.69% to   2.54%
       2003 ...............   0.95% to 2.05%     840,546     5.47 to  5.25      11,013,476     0.00%     30.46% to  29.01%
       2002 ...............   0.95% to 2.05%     927,009     4.07 to 12.76       9,380,070     0.00%    -29.05% to -28.25%
       2001 ...............   0.95% to 1.80%   1,057,293     5.76 to 17.85      15,177,679     0.00%    -27.47% to -26.81%
       2000 ...............   0.95% to 1.65%     913,185     7.94 to 24.48      20,444,762     1.59%    -30.64% to -16.01%
Janus Twenty Fund
       2004 ...............   0.95% to 1.90%   1,174,936     5.53 to  5.29      24,875,542     0.03%     22.72% to  21.54%
       2003 ...............   0.95% to 1.90%   1,367,638     4.51 to  4.35      22,785,027     0.51%     24.12% to  22.93%
       2002 ...............   0.95% to 1.90%   1,505,246     3.54 to 18.40      20,571,379     0.59%    -25.47% to -24.74%
       2001 ...............   0.95% to 1.80%   1,693,929     4.75 to 24.54      30,903,488     0.72%    -30.49% to -29.88%
       2000 ...............   0.95% to 1.65%   1,486,294     6.85 to 35.12      43,844,720     0.00%    -33.29% to -31.21% (a) (b)
Janus Worldwide Fund
       2004 ...............   0.95% to 1.50%     552,324     5.67 to  5.52       7,768,920     0.65%      4.53% to   3.95%
       2003 ...............   0.95% to 1.50%     745,134     5.42 to  5.31      10,109,603     0.94%     23.06% to  22.37%
       2002 ...............   0.95% to 1.50%     864,427     4.34 to 11.28       9,510,531     0.72%    -27.13% to -26.72%
       2001 ...............   0.95% to 1.50%   1,078,979     5.96 to 15.44      15,661,803     0.02%    -24.04% to -23.61%
       2000 ...............   0.95% to 1.60%   1,166,203     7.84 to 20.29      22,278,531     1.28%    -21.61% to -17.95% (a) (b)
Lazard Small Cap Portfolio - Open Shares
       2004 ...............   0.95% to 1.90%     194,132    15.96 to 15.26       3,342,506     0.02%     13.81% to  12.72%
       2003 ...............   0.95% to 1.90%     168,554    14.02 to 13.54       2,558,176     0.00%     37.25% to  35.93%
       2002 ...............   0.95% to 1.90%     255,464     9.96 to 11.25       2,744,647     0.00%    -19.39% to -18.60%
       2001 ...............   0.95% to 1.90%     103,663    12.35 to 13.87       1,414,930     0.13%     15.44% to  16.56%
       2000 ...............   0.95% to 1.30%      35,484    10.75 to 11.94         419,757     0.92%      7.52% to  14.11% (a) (b)

                                                                     (Continued)
                                       59

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
MFS/(R)/ Strategic Income Fund - Class A+
       2004 ...............        1.30%          69,176        12.88       $      890,884     5.95%           6.91%
       2003 ...............        1.30%          61,538        12.05              741,264     6.42%          12.30%
       2002 ...............        1.30%          39,645        10.73              425,225     6.58%           5.99%
       2001 ...............        1.30%          34,722        10.12              351,384     2.62%           1.20%       (a) (b)
MFS/(R)/ Global Governments Fund - Class A+
       2000 ...............        1.30%          11,595        35.77              414,719     0.00%           0.07%
Nationwide/(R)/ Large Cap Growth Fund - Class A
       2002 ...............   1.20% to 1.45%      41,537     4.12 to  5.63         214,128     0.00%    -29.31% to -29.13%
       2001 ...............   0.95% to 1.45%      13,422     5.83 to  7.96          97,173     0.00%    -21.90% to -21.50%
       2000 ...............   0.95% to 1.30%      15,959     7.48 to 10.18         159,230     0.00%    -25.23% to -24.03% (a)
Nationwide/(R)/ Mutual Funds - Prestige International Fund - Class A
       2000 ...............        1.30%             396        10.53                4,169     2.80%          -2.60%
Neuberger Berman EF - Guardian Fund - Investor Class Shares
       2004 ...............        1.30%         167,914        19.35            3,248,495     0.29%          14.55%
       2003 ...............        1.30%         193,335        16.89            3,265,121     0.29%          33.38%
       2002 ...............        1.30%         241,595        12.66            3,058,980     0.82%         -26.71%
       2001 ...............        1.30%         291,417        17.28            5,034,831     0.81%          -3.13%
       2000 ...............        1.30%         321,714        17.84            5,737,780     0.62%          -3.13%
Neuberger Berman EF - Partners Fund - Investor Class Shares
       2004 ...............        1.30%         185,415        29.51            5,470,922     0.70%          17.66%
       2003 ...............        1.30%         201,663        25.08            5,057,026     0.03%          34.11%
       2002 ...............        1.30%         209,534        18.70            3,917,971     0.15%         -25.80%
       2001 ...............        1.30%         247,749        25.20            6,243,516     0.36%          -4.29%
       2000 ...............        1.30%         250,980        26.33            6,608,638     0.63%          -0.73%
Neuberger Berman ET - Genesis Fund - Trust Class Shares
       2004 ...............   0.95% to 1.90%     738,855    19.39 to 18.54      14,615,405     0.00%     17.55% to  16.42%
       2003 ...............   0.95% to 1.90%     606,006    16.49 to 15.92      10,220,042     0.00%     30.40% to  29.16%
       2002 ...............   0.95% to 1.90%     507,180    12.33 to 13.18       6,601,375     0.00%     -4.84% to  -3.92%
       2001 ...............   0.95% to 1.65%     327,635    13.01 to 13.76       4,458,041     0.00%     10.22% to  11.01%
       2000 ...............   0.95% to 1.45%     130,513    11.82 to 12.44       1,618,992     0.00%     18.19% to  30.78% (a)
Neuberger Berman ET - Guardian Fund - Trust Class Shares
       2004 ...............   0.95% to 1.50%      39,609    10.27 to 10.01         402,509     0.22%     14.83% to  14.20%
       2003 ...............   0.95% to 1.55%      39,493     8.95 to  8.75         350,024     0.20%     33.73% to  32.92%
       2002 ...............   0.95% to 1.55%      39,007     6.58 to  6.69         259,236     0.88%    -27.06% to -26.61%
       2001 ...............   0.95% to 1.55%      26,591     9.02 to  9.11         241,440     0.97%     -3.46% to  -2.86%
       2000 ...............   0.95% to 1.45%       6,805     9.35 to  9.38          63,775     0.43%     -6.48% to  -6.17% (a)
Neuberger Berman ET - Partners Fund - Trust Class Shares
       2004 ...............   0.95% to 1.90%      31,510    11.47 to 10.97         358,723     0.66%     17.89% to  16.76%
       2003 ...............   0.95% to 1.90%      23,117     9.73 to  9.39         223,623     0.00%     34.37% to  33.09%
       2002 ...............   0.95% to 1.90%      20,457     7.06 to  7.24         147,302     0.00%    -26.34% to -25.62%
       2001 ...............   0.95% to 1.45%      19,125     9.65 to  9.74         185,603     0.29%     -4.66% to  -4.17%
       2000 ...............   0.95% to 1.20%       4,165    10.14 to 10.16          42,290     1.22%      1.43% to  1.60%  (a)
Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares
       2004 ...............   0.95% to 1.40%       7,845    11.31 to 11.28          88,574     0.02%     13.13% to  12.79% (a) (b)
Neuberger Berman Limited Maturity Bond Fund/(R)/ - Investor Class Shares
       2004 ...............        1.30%          90,347        14.25            1,287,763     3.60%          -0.39%
       2003 ...............        1.30%          97,423        14.31            1,394,009     3.71%           1.20%
       2002 ...............        1.30%          89,370        14.14            1,263,616     4.77%           3.74%
       2001 ...............        1.30%          87,855        13.63            1,197,430     5.09%           6.99%
       2000 ...............        1.30%          60,106        12.74              765,668     5.35%           5.32%
Oppenheimer Capital Appreciation Fund A
       2004 ...............   0.95% to 1.80%     327,920     7.77 to  7.49       2,533,507     0.00%      5.45% to   4.54%
       2003 ...............   0.95% to 1.80%     213,208     7.37 to  7.17       1,565,653     0.00%     28.23% to  27.13%
       2002 ...............   0.95% to 1.80%      98,464     5.64 to  5.75         563,983     0.00%    -27.59% to -26.96%
       2001 ...............   0.95% to 1.70%      48,520     7.80 to  7.87         381,399     0.00%    -14.19% to -13.53%
       2000 ...............        1.10%             587         9.10                5,342     0.00%          -9.00%       (a) (b)
Oppenheimer Champion Income Fund A
       2004 ...............   0.95% to 1.45%      12,480    12.16 to 12.06         151,387     7.34%      8.17% to   7.63%
       2003 ...............   0.95% to 1.45%       6,563    11.24 to 11.21          73,749     5.79%     12.45% to  12.06% (a) (b)

                                                                     (Continued)
                                       60

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Oppenheimer Global Fund A
       2004 ...............   0.95% to 1.90%     625,115   $10.65 to 10.18  $   16,086,858     0.54%     17.54% to  16.42%
       2003 ...............   0.95% to 2.25%     799,413     9.06 to  9.80      17,127,357     0.80%     41.72% to  39.86%
       2002 ...............   0.95% to 1.90%     645,872     6.23 to 25.81      11,057,926     0.00%    -23.92% to -23.19%
       2001 ...............   0.95% to 1.90%   1,741,535     8.19 to  8.32      14,413,609     0.00%    -13.49% to -12.64%
       2000 ...............   0.95% to 1.65%     468,999     9.48 to 38.73      15,441,947     0.01%     -5.19% to   2.72% (a) (b)
Oppenheimer Global Securities Fund/VA - Class 4
       2004 ...............   0.95% to 2.25%     298,367    11.57 to 11.47       3,445,679     0.00%     15.69% to  14.68% (a) (b)
Oppenheimer Strategic Income Fund - Class A
       2004 ...............   0.95% to 1.45%      27,596    13.84 to 13.54         378,215     7.32%      8.58% to   8.03%
       2003 ...............   0.95% to 1.45%      18,797    12.74 to 12.54         237,385     4.89%     18.46% to  17.86%
       2002 ...............   1.20% to 1.45%       8,948    10.64 to 10.70          95,479     6.94%      5.30% to   5.56%
       2001 ...............   1.25% to 1.45%       2,330    10.10 to 10.13          23,590    15.96%      2.06% to   2.27%
Phoenix-Oakhurst Balanced Fund - Class A
       2004 ...............        1.30%          58,000        19.46            1,128,718     2.21%           5.77%
       2003 ...............        1.30%          53,906        18.40              991,782     2.02%          17.06%
       2002 ...............        1.30%          48,209        15.72              757,712     2.61%         -12.71%
       2001 ...............        1.30%          48,287        18.01              869,481     2.71%           0.59%
       2000 ...............        1.30%          49,220        17.90              881,067     2.56%          -1.67%
PIMCO Total Return Fund - Class A
       2004 ...............   0.95% to 2.25%     294,143    13.19 to 11.87       3,848,466     2.08%      3.65% to   2.29%
       2003 ...............   0.95% to 2.25%     203,571    12.73 to 11.61       2,573,697     2.94%      4.07% to   2.70%
       2002 ...............   0.95% to 1.80%     147,395    12.00 to 12.23       1,793,691     3.28%      7.67% to   8.60%
       2001 ...............   0.95% to 1.50%      39,495    11.18 to 11.26         443,700     7.24%      7.33% to   7.93%
       2000 ...............        0.95%             328        10.43                3,422     0.00%           4.34%       (a) (b)
Putnam International Equity Fund - Class A
       2004 ...............   1.45% to 1.50%         265    14.48 to 14.47           3,838     0.03%     14.55% to  14.49%
       2003 ...............   1.20% to 1.50%      24,231    12.66 to 12.64         306,866     3.32%     26.65% to  26.39% (a) (b)
Putnam Voyager Fund - Class A
       2004 ...............   0.95% to 1.20%       8,723    12.22 to 12.17         106,490     0.00%      3.80% to   3.54%
       2003 ...............   0.95% to 1.45%       6,455    11.77 to 11.73          75,971     0.00%     17.71% to  17.31% (a) (b)
Strong Advisor Common Stock Fund - Class Z
       2004 ...............   0.95% to 1.90%     319,273    11.20 to 10.70       4,395,409     0.00%      8.91% to   7.87%
       2003 ...............   0.95% to 1.90%     332,850    10.28 to  9.92       4,210,020     0.00%     37.38% to  36.07%
       2002 ...............   0.95% to 1.90%     305,307     7.29 to 10.88       2,890,786     0.00%    -20.80% to -20.03%
       2001 ...............   0.95% to 1.70%     264,765     9.24 to 13.65       3,131,330     0.00%     -3.38% to  -2.64%
       2000 ...............   0.95% to 1.45%     150,465     9.58 to 14.07       2,005,354     0.28%     -4.20% to  -2.48% (a) (b)
Strong Advisor Mid Cap Growth Fund - Class Z
       2004 ...............   0.95% to 1.50%      63,387     5.10 to  4.98         320,230     0.00%     17.28% to  16.63%
       2003 ...............   0.95% to 1.50%      52,440     4.35 to  4.27         226,739     0.00%     32.98% to  32.24%
       2002 ...............   0.95% to 1.45%      18,389     3.23 to  3.27          59,785     0.00%    -38.63% to -38.32%
       2001 ...............   1.10% to 1.45%       2,739     5.27 to  5.29          14,464     0.00%    -31.87% to -31.63%
       2000 ...............        1.10%             530         7.73                4,099     0.00%         -22.65%       (a) (b)
Strong Growth and Income Fund
       2004 ...............   0.95% to 1.85%      36,418     7.11 to  6.84         256,955     0.48%      7.85% to   6.87%
       2003 ...............   0.95% to 1.85%      33,718     6.59 to  6.40         221,102     0.19%     23.26% to  22.14%
       2002 ...............   0.95% to 1.45%      18,511     5.29 to  5.35          98,434     0.01%    -22.97% to -22.57%
       2001 ...............   0.95% to 1.45%       2,793     6.86 to  6.91          19,241     0.00%    -21.23% to -20.83%
Strong Growth Fund
       2004 ...............   0.95% to 1.45%       1,702    11.07 to 11.00          18,787     0.00%     11.50% to  10.93%
Strong Large Cap Growth Fund
       2004 ...............        1.30%          89,847        22.41            2,013,457     0.00%           7.23%
       2003 ...............        1.30%         104,342        20.90            2,180,594     0.00%          25.19%
       2002 ...............        1.30%         109,741        16.69            1,832,011     0.00%         -30.81%
       2001 ...............        1.30%         139,555        24.13            3,367,016     0.00%         -33.16%
       2000 ...............        1.30%         151,240        36.09            5,458,905     0.00%         -14.53%
Templeton Foreign Fund - Class A
       2004 ...............   0.95% to 1.65%     363,832    13.08 to 12.66       6,474,126     1.75%     17.02% to  16.19%
       2003 ...............   0.95% to 1.65%     491,545    11.18 to 10.89       7,349,490     1.99%     29.28% to  28.36%
       2002 ...............   0.95% to 1.50%     397,854     8.52 to 13.67       4,892,982     1.65%    -10.02% to  -9.51%
       2001 ...............   0.95% to 1.60%     356,734     9.45 to 15.16       5,176,972     2.52%     -9.40% to  -8.80%
       2000 ...............   0.95% to 1.45%     338,696    10.44 to 16.69       5,595,312     2.24%     -4.91% to   4.78% (a) (b)

                                                                     (Continued)
                                       61

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                   Investment
                                 Expense                        Unit           Contract       Income          Total
                                  Rate*           Units      Fair Value     Owners' Equity    Ratio**        Return***
                              --------------     -------   ---------------  --------------  ----------   ----------------
Van Kampen Growth and Income Fund - Class A
       2004 ...............   0.95% to 1.85%     107,166   $14.02 to 13.81  $    1,500,210     1.14%     12.86% to  11.83%
       2003 ...............   0.95% to 1.45%      38,228    12.42 to 12.38         474,848     0.59%     24.24% to  23.82% (a)
Van Kampen Mid Cap Growth Fund - Class A
       2004 ...............   0.95% to 1.55%       9,302    14.74 to 14.59         136,813     0.00%     19.88% to  19.15%
       2003 ...............   0.95% to 1.45%       1,518    12.30 to 12.26          18,651     0.00%     22.98% to  22.57% (a)
Van Kampen Real Estate Securities Fund - Class A
       2004 ...............   0.95% to 1.90%      38,415    17.29 to 17.01         661,824     1.32%     35.38% to  34.08%
       2003 ...............   0.95% to 1.65%       5,655    12.77 to 12.71          72,097     2.27%     27.69% to  27.09% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
       2000 ...............   1.30% to 1.45%       6,012     9.48 to 10.53          63,184     0.46%    -12.16% to  -7.70%
Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
       2004 ...............   0.95% to 1.45%      11,284    13.73 to 13.61         154,603     0.00%     12.18% to  11.62%
       2003 ...............   1.20% to 1.25%         747    12.22 to 12.21           9,125     0.00%     22.16% to  22.12% (a)
                                                                            --------------

2004 Reserves for annuity contracts in payout .............................         86,864
                                                                            --------------
2004 Contract owners' equity .............................................. $  343,538,465
                                                                            ==============
2003 Reserves for annuity contracts in payout .............................         86,845
                                                                            --------------
2003 Contract owners' equity .............................................. $  328,058,126
                                                                            ==============
2002 Reserves for annuity contracts in payout .............................         76,586
                                                                            --------------
2002 Contract owners' equity .............................................. $  261,873,293
                                                                            ==============
2001 Reserves for annuity contracts in payout .............................        112,595
                                                                            --------------
2001 Contract owners' equity .............................................. $  321,523,190
                                                                            ==============
2000 Reserves for annuity contracts in payout .............................        154,401
                                                                            --------------
2000 Contract owners' equity .............................................. $  358,914,405
                                                                            ==============

     * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

     + Under a substitution order effective in 2001, the MFS/(R)/ Strategic Income Fund - Class A was substituted for the MFS/(R)/ Global Governments Fund - Class A. The financial highlights present data for the MFS/(R)/ Global Governments Fund - Class A through 2000 and MFS/(R)/ Strategic Income Fund - Class A thereafter.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company